N-2	Jun. 26, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001989393
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-295781
Investment Company Act File Number	811-23938
Document Type	N-2/A
Document Registration Statement	true
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	4
Entity Registrant Name	Partners Group Next Generation Infrastructure, LLC
Entity Address, Address Line One	1114 Avenue of the Americas
Entity Address, Address Line Two	37th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	877
Local Phone Number	748-7209
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES	CLASS A	CLASS S	CLASS I	CLASS M
Maximum Sales Load (as a percentage of subscription amount)(1)	3.50%	1.50%	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%	2.00%
(1)	Subscriptions for Class A Shares and Class S Shares are sold subject to a Sales Load of up to 3.50% and 1.50%, respectively, of the subscription amount. The Sales Load payable by each investor depends upon the amount invested by such investor in Class A Shares or Class S Shares. No Sales Load may be charged without the consent of the Distributor. See “Sales Load.”

(2)	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in - first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing net asset value. See “Repurchases of Shares.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES (as a percentage of the Fund’s net assets)	CLASS A	CLASS S	CLASS I	CLASS M
Investment Management Fee(3)	1.37%	1.37%	1.37%	1.37%
Distribution and/or Servicing Fee(4)	0.85%	0.25%	None	None
Fees and Interest Payments on Borrowed Funds(5)	0.17%	0.19%	0.17%	0.09%
Other Expenses(6)	1.11%	1.12%	1.08%	2.00%
Acquired Fund Fees and Expenses(7)	1.20%	1.20%	1.20%	1.20%
Incentive Fee(8)	2.14%	2.14%	2.14%	2.14%
Total Annual Expenses(9, 10, 11)	6.84%	6.27%	5.96%	6.80%
Less: Amount Paid or Reimbursed Under Expense Limitation and Reimbursement Agreement(10)	0.00%	0.70%	0.28%	0.00%
Net Annual Expenses(9)	6.84%	5.57%	5.68%	6.80%
(3)	The Fund pays an Investment Management Fee equal to 1.25% on an annualized basis of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. For purposes of determining the Investment Management Fee payable to the Adviser for any month, the net asset value will be calculated prior to any reduction for any fees and expenses of the Fund for that month, including, without limitation, the Investment Management Fee payable to the Adviser for that month. See “Investment Management Fee” for additional information.
(4)	The Fund may pay a Distribution and/or Service Fee of up to 0.85% with respect to Class A Shares and 0.25% with respect to Class S Shares on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares or Class S Shares, as applicable, to the Fund’s Distributor or other qualified recipients. Payment of the Distribution and/or Service Fee is governed by the Fund’s Distribution and/or Service Plan, which, pursuant to the conditions of an exemptive order issued by the SEC, has been adopted by the Fund with respect to Class A Shares and Class S Shares in compliance with Rule 12b-1 under the Investment Company Act. Class I Shares and Class M Shares are not subject to the Distribution and/or Service Fee. See “Distribution Plan.”

(5)	“Fees and Interest Payments on Borrowed Funds” are based on estimated amounts for the current fiscal year.

(6)	“Other Expenses” are based on estimated amounts for the current fiscal year. “Other Expenses” include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and Custodian.

(7)	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year. Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in Portfolio Funds. Generally, asset-based fees payable in connection with Fund Investments will range from 0.5% to 1.50% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations may range from 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. Historically, a substantial majority of the direct investments made by the Adviser and its affiliates on behalf of their clients have been made without any “acquired fees” (i.e., free of the management fees and performance/incentive fees or allocations that are typically charged by Portfolio Fund Managers). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. Figure reflects the annualized “Acquired Fund Fees and Expenses” as of January 1, 2024, through December 31, 2024.

(8)	At the end of each calendar quarter of the Fund (and at certain other times), the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee equal to 15% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). “Incentive Fee” is based on the estimated performance of the Fund. See “Incentive Fee” for more additional information.

(9)	Total Annual Expenses and Net Annual Expenses will differ from the ratios of expenses to average net assets shown in the financial statements included in the Fund’s annual report, which will not reflect (i) the portion of Acquired Fund Fees and Expenses that represent costs incurred at the Portfolio Fund level, as required to be disclosed in the above table; and (ii) the current expenses of the Fund.
(10)	The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, extraordinary expenses, the Incentive Fee and any acquired fund fees and expenses) do not exceed 3.15% on an annualized basis with respect to the Class A Shares, 2.55% on an annualized basis with respect to Class S Shares and 2.30% on an annualized basis with respect to the Class I Shares and Class M Shares (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the Expense Limit in effect at the time of the waiver or (b) the Expense Limit in effect at the time of recoupment. The Expense Limitation and Reimbursement Agreement is expected to continue for at least one year from the effective date of this Prospectus, and the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year periods thereafter. The Expense Limitation and Reimbursement Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party.

(11)	The Adviser has entered into a fee waiver agreement with the Fund, effective July 1, 2025 through December 31, 2026, whereby any Investment Management Fee under the Investment Management Agreement payable by the Fund to the Adviser shall be waived or reduced by 0.25% per annum (“Fee Waiver Agreement”).

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE: You would pay the following expenses based on the imposition of the maximum 3.50% Sales Load for Class A Shares and the maximum 1.50% Sales Load for Class S Shares, and a $1,000 investment in the Fund, assuming a 5% annual return:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A	$100	$228	$350	$637
CLASS S	$70	$178	$285	$548
CLASS I	$57	$113	$173	$333
CLASS M	$68	$124	$184	$345

The example is based on the annual fees and expenses set out on the table above, taking into account the Waiver in the first year and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund, as well as the effect of the Incentive Fee.

Purpose of Fee Table , Note [Text Block]	The following table illustrates the expenses and fees that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly.
Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts for the current fiscal year. “Other Expenses” include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and Custodian.
Acquired Fund Fees and Expenses, Note [Text Block]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year. Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in Portfolio Funds. Generally, asset-based fees payable in connection with Fund Investments will range from 0.5% to 1.50% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations may range from 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. Historically, a substantial majority of the direct investments made by the Adviser and its affiliates on behalf of their clients have been made without any “acquired fees” (i.e., free of the management fees and performance/incentive fees or allocations that are typically charged by Portfolio Fund Managers). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. Figure reflects the annualized “Acquired Fund Fees and Expenses” as of January 1, 2024, through December 31, 2024.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

4. Investment Objective and Strategies

Investment objective. The Fund’s investment objective is to seek attractive risk-adjusted returns on a portfolio of global infrastructure investments.

The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board without the vote of a majority (as defined by the Investment Company Act) of the Fund’s outstanding Shares. The Fund’s fundamental policies, which are listed in the SAI, may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund.

Investment strategies and overview of investment process. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, including any cash and cash equivalents held to cover unfunded commitments, in Infrastructure Assets.

The Fund’s 80% Policy is a non-fundamental policy of the Fund and may be changed by the Board without the vote of a majority (as defined in the Investment Company Act) of the Fund’s outstanding Shares upon at least 60 days’ prior written notice to shareholders as long as (i) the Fund conducts a tender offer with at least 60 days’ prior notice of the policy change, (ii) the tender offer is not oversubscribed, and (iii) the Fund purchases Shares at their net asset value.

In addition, the Fund may not invest more than 25% of its total assets in securities of issuers in any one industry, except that the Fund invests more than 25% of its total assets in the infrastructure industry.

For purposes of determining whether an investment is an Infrastructure Asset, the Fund considers a business to be engaged in the infrastructure industry if at least 50% of its value, assets, income, sales or profits are, or are expected (by the fifth anniversary of the Fund’s investment) to be, derived from the operation of, or are otherwise related to, Infrastructure Businesses. In addition, the Fund considers an investment to be infrastructure-related if at least 50% of its value, assets, income, sales or profits are derived from investments in, or are expected (by the fifth anniversary of the Fund’s investment) to be related to, Infrastructure Businesses. The Adviser will continually monitor each asset that is considered an Infrastructure Asset because at least 50% of its value, assets, income, sales or profits are expected to be derived from the operation of, or the 50% Threshold and will no longer count such investment as an Infrastructure Asset if it fails to meet the 50 Threshold by the fifth anniversary of the Fund’s investment.

The Fund’s investments in Infrastructure Assets (the “Fund Investments”) are expected to include (i) direct investments in equity, debt and/or related structures (ii) primary and secondary investments in pooled investment vehicles (“Portfolio Funds”) managed by third-party managers (“Portfolio Fund Managers”); and (iii) liquid investments, including, but not limited to, listed private equity investments, business development companies, broadly syndicated loans (“BSLs”), collateralized loan obligations (“CLOs”) and other listed investments

The Adviser has a stringent focus on assets which meet its target infrastructure investment criteria. Through its detailed assessment, the Adviser evaluates an investment’s infrastructure characteristics across the essentiality of the business model, and long-term cash flow visibility and stability. There is a focus on capital expenditure (capex)-intensive businesses with contracted, regulated or recurring cash flows, leading market share, high barriers to entry, and low disruption risk.

It is intended that the Fund invests in value-add and core-plus infrastructure investments on a global basis. It will focus on direct investments which will be complemented by primary and secondary investments in Portfolio Funds. The principal elements of the Adviser’s investment strategy include investing in those operating companies that the Adviser believes offer superior relative value. These may include debt, equity and/or related investments in select operating companies.

The Adviser may adjust any of the above target investment guidelines or concentration guidelines, based inter alia on the amount of the Fund’s assets, the availability of investments and the Adviser’s assessment of the relevant investment opportunities. Accordingly, the actual allocation of Fund Investments may deviate from the targets above.

The Fund’s principal investments will include:

●	Direct investments. Direct investments generally involve taking an interest in securities issued by an operating company, whether equity or debt. Direct equity investments generally involve new owners taking a material stake in the target company, frequently a controlling interest, and exercising significant influence on the growth and development of the company through work with the company’s management and board of directors. Direct debt investments typically represent financing for buyout or growth investments, and may have various features and covenants designed to protect the lender’s interests.

In contrast to Portfolio Fund investments (which require a commitment to a largely unknown portfolio), direct investments involve specific situations and particular companies. Accordingly, this style of investing offers the greatest degree of transparency and control in portfolio construction and most directly reflects the investor’s sourcing, underwriting, negotiation and structuring skills. In addition, investing directly is generally the most cost-effective way to make Portfolio Fund investments, by avoiding the fees and expenses generally associated with investing indirectly through underlying Portfolio Funds.

●	Secondary investments. Secondary investments (secondaries) are interests in existing Portfolio Funds that are acquired in privately negotiated transactions, typically after the end of the Portfolio Fund’s fundraising period. Secondary investments play an important role in a diversified portfolio. Because secondaries allow investors to avoid some of the fees charged by underlying fund managers, secondaries may exhibit little or none of the “J-curve” characteristics associated with primary investments (as described below). In addition, secondaries typically provide earlier distributions than primaries and may provide valuable arbitrage opportunities for sophisticated investors. The ability to source and value potential investments is crucial for success in secondary investing, and the nature of the process typically requires significant resources. As a result, generally only very large and experienced investors are active secondary market participants.

●	Primary investments. Primary investments (primaries) are interests or investments in newly established Portfolio Funds. Most Portfolio Fund Managers raise new funds only every two to four years, and many top-performing funds may be closed to new investors. Because of the limited windows of opportunity for making primary investments in particular funds, strong relationships with leading firms are highly important for primary investors.

Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in several individual operating companies (typically ten to thirty) during a defined investment period. The investments of the fund are usually unknown at the time of commitment and primary investors typically have little or no ability to influence the investments made during the fund’s life. Because primary investors must rely on the expertise of the fund manager, an accurate assessment of the manager’s capabilities is essential for investment success.

Primary investments typically exhibit a value development pattern, commonly known as the “J-curve”, in which the net asset value typically declines moderately during the early years of the fund’s life as investment related fees and expenses are incurred before investment gains have been realized. As the fund matures and Fund Investments are sold, the pattern typically reverses with increasing net asset value and distributions.

The Fund may hold Fund Investments directly or indirectly through its wholly-owned subsidiaries (each, a “Subsidiary”). Each Subsidiary may invest in debt, equity and/or related investments or any other security or other instrument that Fund may hold directly. References herein to the Fund include references to a Subsidiary in respect of the Fund’s investments. The allocation of the Fund’s portfolio in a Subsidiary will vary over time and might not always include all types of investments described herein. If a Subsidiary has an investment adviser, then the Adviser will serve as the investment adviser to any such Subsidiary and will comply with Section 15 of the Investment Company Act with respect to advisory contract approval. The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with any Subsidiary. Any Subsidiary also complies with Section 17 of the Investment Company Act relating to affiliated transactions and custody. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly owned by the Fund.

Investment process overview

Portfolio planning. The investment process begins with portfolio planning, which is designed to provide a framework for the Fund’s long-term diversification across various dimensions of the global private infrastructure market, such as: (i) direct, secondary, primary, and listed private infrastructure investments; (ii) buyout, venture capital, mezzanine, distressed investments and other special situations; and (iii) investments focused in North America, Europe, Asia and/or emerging markets. The portfolio plan also provides for diversification over vintage years and with respect to individual investments. It is expected that through such diversification, the Fund may be able to achieve more consistent returns and lower volatility than would generally be expected if its portfolio were more concentrated.

Relative value analysis. The second step of the investment process is to analyze changing market conditions and their effect on the relative attractiveness of different segments within the overall infrastructure market. This relative value analysis is based on general economic developments, such as business cycles, credit spreads, equity multiples, IPO opportunities, deregulation, and changes in tax or securities law. In addition, variables specific to particular industry sectors and the overall infrastructure market are typically evaluated. Based on the outcome of this review, the Adviser will attempt to identify the market segments that it believes offer the most attractive investment opportunities at the relevant time.

Investment selection. In the final step of the investment process, the Adviser seeks to invest the Fund’s capital allocated to each segment in the highest quality investments available. Opportunities are typically sourced through a network of existing relationships with Portfolio Fund Managers and investors across the globe and subsequently evaluated individually by the Adviser’s and its affiliates’ investment professionals using a structured selection process. As investment opportunities are analyzed, investment professionals seek to evaluate them in relation to historical benchmarks, current information from the Adviser’s and its affiliates’ existing infrastructure portfolios, and against each other. This comparative analysis can provide insight into the specific investments that offer the greatest value at different points in time in the various segments of the infrastructure market.

Portfolio and liquidity management. The Adviser manages the Fund’s portfolio with a view towards managing liquidity and maintaining a high investment level.

Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future distributions from investments. The Adviser also takes other anticipated cash flows into account, such as those relating to new subscriptions, the tender of Shares by Shareholders and any distributions made to Shareholders. To forecast portfolio cash flows, the Adviser utilizes quantitative and qualitative factors, including historical private equity data, actual portfolio observations and qualitative forecasts by the Adviser’s and its affiliates’ investment professionals. See “Investment process overview-Portfolio planning.”

The Adviser intends to use a range of techniques to reduce the risk associated with the Fund’s investment strategy. Such techniques may include, without limitation:

●	Diversifying investments and commitments across direct infrastructure investments and Portfolio Funds;

●	Actively managing cash and liquid assets; and

●	Establishing a credit line to provide liquidity for drawdowns by underlying Portfolio Funds, to satisfy tender requests and to satisfy the requirements of the Investment Company Act.

The Fund is expected to hold liquid assets to the extent required for purposes of liquidity management and compliance with the Investment Company Act. Over time, during normal market conditions, it is generally not expected that the Fund will hold more than 10% of its net assets in liquid assets, cash or cash equivalents for extended periods of time. Cash and cash equivalents held by the Fund to cover unfunded commitments for investments that the Fund reasonably expects to be called in the future are included in determining the Fund’s compliance with its 80% Policy. To enhance the Fund’s liquidity, particularly in times of possible net outflows through the tender of Shares by Shareholders, the Adviser may sell certain of the Fund’s assets on the Fund’s behalf. There can be no assurance that the objectives of the Fund with respect to liquidity management will be achieved or that the Fund’s portfolio design and risk management strategies will be successful. Prospective investors should refer to the discussion of the risks associated with the investment strategy and structure of the Fund found under “General risks,” “Investment related risks,” and “Limits of risk disclosure.”

Hedging techniques. From time to time in its sole discretion, the Adviser may employ various hedging techniques in an attempt to reduce certain potential risks to which the Fund’s portfolio may be exposed. These hedging techniques may involve the use of derivative instruments, including swaps and other arrangements such as exchange-listed and over-the-counter put and call options, rate caps, floors and collars, and futures and forward contracts. The Fund may also purchase and write (sell) options contracts on swaps, commonly referred to as “swaptions.”

To the extent that the Fund’s potential exposure in a transaction involving options, rate caps, floors or collars, or futures or forward contracts is covered by the segregation of cash or liquid assets or otherwise, the Fund believes that such instruments do not constitute senior securities under the Investment Company Act and, accordingly, will not treat them as being subject to the borrowing restrictions of the Fund.

There are certain risks associated with the use of such hedging techniques. See “Investment related risks-Derivative instruments,” “Investment related risks-Currency risk,” and “Investment related risks-Hedging.”

Temporary and defensive strategies. The Fund may, from time to time in its sole discretion, take temporary or defensive positions in cash, cash equivalents, other short-term securities or money market funds to attempt to reduce volatility caused by adverse market, economic, or other conditions. Any such temporary or defensive positions could prevent the Fund from achieving its investment objective. In addition, subject to applicable law, the Fund may, in the Adviser’s sole discretion, hold cash, cash equivalents, other short-term securities or investments in money market funds pending investment in order to fund anticipated repurchases, expenses of the Fund or other operational needs, or otherwise in the sole discretion of the Adviser.

Unless otherwise specified, the investment policies and limitations of the Fund are not considered to be fundamental by the Fund and can be changed without a vote of the Shareholders. Certain investment restrictions specifically identified as such in the SAI are considered fundamental and may not be changed without approval by holders of a “majority of the outstanding voting securities” of the Fund, as defined in the Investment Company Act. As defined in the Investment Company Act, when used with respect to particular Shares of the Fund, a “majority of the outstanding voting securities” means: (i) 66-2/3% or more of the Shares present at a meeting, if the holders of more than 50% of the Shares are present or represented by proxy; or (ii) more than 50% of the Shares, whichever is less.

The foregoing description of the Fund’s investment strategy represents the Adviser’s present intentions in view of current market conditions and other factors. The Adviser may vary the foregoing investment objectives and strategy to the extent it determines that doing so will be in the best interest of the Fund. There is no assurance that the Fund’s investment objective will be achieved, and results may vary substantially over time. Any investment strategy pursued for the Fund is in the absolute and sole discretion of the Adviser. The Fund is under no obligation to advise existing or potential investors of a change in investment styles or strategies.

Risk Factors [Table Text Block]

6. General Risks

The following are certain risk factors that relate to the operations and terms of the Fund. These considerations, which do not purport to be a complete description of any of the particular risks referred to or a complete list of all risks involved in an investment in the Fund, should be carefully evaluated before determining whether to invest in the Fund.

The Shares are speculative and illiquid securities involving substantial risk of loss. An investment in the Fund is appropriate only for those investors who do not require a liquid investment, for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and are capable of assuming the risks of an investment in the Fund.

Closed-end fund; liquidity limited to periodic repurchases of Shares. The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors, and is not intended to be a trading vehicle. The Fund is not a liquid investment and you should not invest in this Fund if you need a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their Shares on a daily basis at a price based on net asset value. In order to be able to meet daily redemption requests, mutual funds are subject to more stringent liquidity requirements than closed-end funds. In particular, a mutual fund generally may not invest more than 15% of its net assets in illiquid securities. In contrast, the majority of the Fund’s investments will be illiquid.

The Fund does not intend to list its Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and none is expected to develop. Shares are, therefore, not readily marketable. Because the Fund is a closed-end investment company, its Shares are not redeemable at the option of Shareholders and they are not exchangeable for Shares of any other fund. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value (after all applicable fees), or, in certain circumstances, at a discount, and the Adviser intends to recommend that, in normal market circumstances, the Board conduct repurchase offers of no more than 5% of the Fund’s net assets quarterly on or about each January 1, April 1, July 1 and October 1, Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund Investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases. See “Repurchases of Shares.”

In considering whether to repurchase Shares during periods of financial market stress, the Board may offer to repurchase Shares at a discount to their prevailing net asset value that appropriately reflects market conditions, subject to applicable law. Further, repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “Repurchases of Shares-Periodic repurchases.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

Payment in-kind for repurchased Shares. The Fund generally expects to distribute to the holder of Shares that are repurchased a promissory note entitling such holder to the payment of cash in satisfaction of such repurchase. See “Repurchases of Shares-Periodic repurchases.” However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, the Fund may receive securities from a Fund Investment that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities. Investors should consult their tax advisors regarding whether their redemption qualifies for sale or exchange treatment under the Code and, if so, whether the receipt of a promissory note would entitle them to report any gain on the installment method.

Non-diversified status. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund Investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund Investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company; however, the Fund will be subject to diversification requirements applicable to RICs under the Code. See “Certain U.S. federal income tax considerations.”

Infrastructure industry concentration risk. The Fund may not invest more than 25% of its total assets in securities of issuers in any one industry, except that the Fund invests more than 25% of its total assets in the infrastructure industry. In addition, the Fund also may focus its investments in other infrastructure-related sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The Adviser retains broad discretion to allocate the Fund’s investments across various sectors and industries.

Legal, tax and regulatory risks. Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for private equity funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or private equity funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law on July 21, 2010 and significantly revises and expands the rulemaking, supervisory and enforcement authority of U.S. federal bank, securities and commodities regulators. The implementation of the Dodd-Frank Act requires the adoption of various regulations and the preparation of reports by various agencies over a period of time. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not significantly reduce the profitability of the Fund. The implementation of the Dodd-Frank Act could adversely affect the Fund by increasing transaction and/or regulatory compliance costs.

In addition, it is possible that government regulation of various types of derivative instruments and/or regulation of certain market participants’ use of the same, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation by multiple regulators in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategy.

On October 28, 2020, the SEC adopted Rule 18f-4 under the Investment Company Act providing for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. The Fund intends to qualify as a limited derivatives user. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its Portfolio Funds invest could have a material effect on the tax consequences to the shareholders.

In December 2020, the SEC adopted a new Rule 2a-5, which provides a framework for fund valuation practices. New Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must determine the fair value of a security. The SEC also adopted new Rule 31a-4 under the Investment Company Act, which provides the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of the board in determining fair value and the accounting and auditing of fund investments. The Board has approved valuation procedures for the Fund and has delegated the day-to-day valuation and pricing responsibility for the Fund to the Fund’s investment adviser, Partners Group (USA) Inc. (in such capacity, the “Valuation Designee”), subject to the oversight of the Board.

Certain tax risks associated with an investment in the Fund are discussed in “Certain U.S. federal income tax considerations.”

Substantial repurchases. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares. See “General risks-Closed-end fund; liquidity limited to periodic repurchases of Shares.”

Temporary Investments. Delays in investing the net proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest the net proceeds of the Fund’s offering on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Before making investments, the Fund may invest the net proceeds of the Fund’s offering primarily in cash, cash equivalents, U.S. government securities, money market funds, repurchase agreements, and other high-quality debt instruments maturing in one year or less from the time of investment (“Temporary Investments”). This will produce returns that are significantly lower than the returns that the Fund expects to achieve when the Fund’s portfolio is fully invested in securities meeting the Fund’s investment objective. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in securities meeting its investment objective may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in securities meeting the Fund’s investment objective.

Dilution from subsequent offerings of Shares. The Fund may accept additional subscriptions for Shares as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Shareholders in the Fund Investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund Investments underperform the prior investments. Further, in certain cases Portfolio Fund Managers may structure performance-based compensation similarly to the Fund, with such compensation being paid only if gains exceed prior losses (i.e., if the value surpasses a previous “high-water mark”). New purchases of Shares will dilute the benefit of such compensation structures to existing Shareholders.

Valuations of Fund Investments; valuations subject to adjustment. The valuations reported by the Portfolio Fund Managers, based upon which the Fund determines its month-end net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Shareholders under certain circumstances as described in “Repurchases of Shares - Periodic repurchases.” As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund Managers or revisions to the net asset value of a Portfolio Fund or direct private equity investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

The valuations of Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include:

●	changes in regulatory policies or tax guidelines;

●	changes in earnings or variations in operating results;

●	changes in the value of the Fund Investments;

●	changes in accounting guidelines governing valuation of the Fund Investments;

●	any shortfall in revenue or net income or any increase in losses from levels expected by investors;

●	departure of the Adviser or certain of its respective key personnel;

●	general economic trends and other external factors; and

●	loss of a major funding source.

Reporting requirements. Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisors.

7. Business and Structure Related Risks

Reliance on the Adviser. The Adviser has full discretionary authority to identify, structure, allocate, execute, administer, monitor and liquidate Fund Investments and, in doing so, has no responsibility to consult with any Shareholder. Accordingly, an investor in the Fund must rely upon the abilities of the Adviser, and no person should invest in the Fund unless such person is willing to entrust all aspects of the investment decisions of the Fund to the Adviser.

Reliance on the key personnel. The Fund will depend on the investment expertise, skill and network of business contacts of the Adviser. The Adviser will evaluate, negotiate, structure, execute, monitor and service Fund Investments. The Fund’s future success will depend to a significant extent on the continued service and coordination of the Adviser and its investment management team. The departure of certain key personnel of the Adviser or its affiliates could have a material adverse effect on the Fund’s ability to achieve its investment objectives.

The Fund’s ability to achieve its investment objectives depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor Portfolio Funds and Fund Investments that meet the Fund’s investment criteria. The Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

It is anticipated that the Adviser will depend on the relationships of it and of Partners Group affiliates with private equity sponsors, investment banks and commercial banks, and the Fund will rely to a significant extent upon these relationships to provide the Fund with potential investment opportunities. If the Adviser or its affiliates fail to maintain their existing relationships or develop new relationships with other sponsors or sources of investment opportunities, the Fund may not be able to grow its investment portfolio. In addition, individuals with whom the Adviser and its affiliates have relationships are not obligated to provide the Fund, the Adviser or any of their affiliates with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

Competition for investment opportunities. The Fund will compete for investments with other investment funds (including registered investment companies, private equity funds, mezzanine funds and CLO funds), as well as traditional financial services companies such as commercial banks, finance companies, business development companies, small business investment companies and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested, including making investments in private U.S. companies. As a result of these new entrants, competition for investment opportunities in private U.S. companies may strengthen. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund. These characteristics could allow competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund is able to do. As a result, the Fund may lose investment opportunities if it does not match its competitors’ pricing, terms and structure.

If the Fund is forced to match its competitors’ pricing, terms and structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital toss. Furthermore, many of the Fund’s competitors are not subject to the source-of-income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC.

Valuation of Fund Investments uncertain. Under the Investment Company Act, the Fund is required to carry Fund Investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser, in accordance with the Fund’s valuation procedures, which have been approved by the Board. There is not a public market or active secondary market for many of the securities of the privately held companies in which the Fund intends to invest. Rather, many of the Fund Investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Fund will value these securities at fair value as determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. The Fund values these securities monthly at fair value determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Fund Investments. To mitigate the risk, the Fund may also retain, subject to Board oversight, one or more valuation assurance service providers to provide the Fund reasonable assurance on the fair value determinations by the Valuation Designee. See “Calculation of net asset value.”

The Adviser, as the Valuation Designee, fair values the Fund’s investments in private equity funds based on valuations provided by the respective Portfolio Fund Managers, which valuations may also be based on fair valuation procedures. Further, the fair values of private equity funds are subject to adjustment or revisions if the Fund’s net asset value (“NAV”) is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer. The adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase, or a Shareholder’s repurchase proceeds in a repurchase offer. See “Calculation of net asset value.”

Amount or frequency of distributions not guaranteed. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may return all or a substantial portion of the proceeds from the offering of Shares in anticipation of future cash flow, which may constitute a return of your capital and will lower your tax basis in your Shares. A return of capital generally is a return of your investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deduction of the fees and expenses payable in connection with the proceeds from the offering of Shares, including any fees payable to the Adviser.

Uncertain source and quantity of funding. Proceeds from the sale of Shares will be used for the Fund’s investment opportunities, operating expenses and for payment of various fees and expenses such as the Investment Management Fee and other fees. Any working capital reserves the Fund maintains may not be sufficient for investment purposes, and it may require debt or equity financing to operate. Accordingly, in the event that the Fund develops a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to the Fund. Consequently, if the Fund cannot obtain debt or equity financing on acceptable terms, the ability to acquire investments and expand operations will be adversely affected. As a result, the Fund would be less able to achieve portfolio diversification and the investment objectives, which may negatively impact the Fund’s results of operations and reduce the Fund’s ability to make distributions to Shareholders.

Fluctuations in performance. The Fund could experience fluctuations in its performance due to a number of factors, including, but not limited to, the Fund’s ability or inability to make investments in companies that meet the Fund’s investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

8. Management Related Risks

Incentive Fee. Any Incentive Fee payable by the Fund that relates to an increase in value of Fund Investments may be computed and paid on gain or income that is unrealized. If a Fund Investment decreases in value, it is possible that the unrealized gain previously included in the calculation of the Incentive Fee will never become realized. The Adviser is not obligated to reimburse the Fund for any part of the Incentive Fee it received that was based on unrealized gain never realized as a result of a sale or other disposition of a Fund Investment at a lower valuation in the future, and such circumstances would result in the Fund paying an Incentive Fee on income or gain the Fund never received.

For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in some circumstances in which the Fund does not receive a current corresponding payment in cash (such as deferred interest that is accrued as original issue discount) and to make distributions with respect to such income to maintain its qualification as a RIC. Under such circumstances, the Fund may have difficulty meeting the annual distribution requirement necessary to maintain its qualification as a RIC. As a result, the Fund may have to sell some of its investments at times and/or at prices that the Adviser would not consider advantageous, raise additional debt or equity capital, or forgo new investment opportunities. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify as a RIC and thus become subject to corporate-level income tax.

In addition, the Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.

Sustainability analysis considerations. Partners Group (as defined herein) integrates certain sustainability considerations at the enterprise level in order to create long-lasting, sustainable returns and a positive impact for stakeholders, however, although sustainability is considered for every investment, such considerations are not dispositive investment criterion. Examples of such considerations include, but are not limited to, the potential of any environmental, social, or governance event or condition that could cause an actual or a potential material negative impact on the value of an investment during ownership, Partners Group’s capability of providing resources and guidance to an investment on sustainability topics, and the ability to mitigate risks for future owners of an investment. As such, the Fund may be subject to the risk that its performance may differ from other funds which are not subject to enterprise level sustainability integration. For example, integration of a specific sustainability consideration into Partners Group’s enterprise level due diligence and selection criteria could indirectly affect the Fund’s exposure to certain sectors or types of investments, and as a result, negatively impact the Fund’s performance under certain market conditions and time horizons. In addition, increased regulation with respect to sustainability investing or requirement to consider such factors could have a material effect on the Adviser, its affiliates and/or the Fund. For example, certain proposed sustainability regulations, if adopted, could significantly affect the Adviser, its affiliates and/or the Fund, including by increasing compliance burdens and associated regulatory costs. There can be no assurance that the integration of sustainability considerations by Partners Group will be successful at the enterprise level.

Divergence of resources. Neither the Adviser nor its affiliates, including individuals employed by the Adviser or its affiliates, are prohibited from raising money for and managing another investment entity that makes the same types of investments as those the Fund will target. As a result, the time and resources that these individuals may devote to the Fund may be diverted. In addition, the Fund may compete with any such investment entity for the same investors and investment opportunities. Affiliates of the Adviser, whose primary businesses include the origination of investments, engage in investment advisory business with accounts that compete with the Fund. Affiliates of the Adviser have no obligation to make their originated investment opportunities available to the Adviser or to the Fund.

Transactions with affiliates. Affiliates of the Adviser engage in financial advisory activities that are independent from, and may from time to time conflict with, those of the Fund or Fund Investments. In the future, there may be instances in which the interests of such affiliates conflict with the interests of the Fund or Fund Investments. Affiliates of the Adviser may provide services to, invest in, advise, sponsor and/or act as investment manager to investment vehicles and other persons or entities (including prospective investors in the Fund Investments) which (i) may have structures, investment objectives and/or policies that are similar to (or different than) those of the Fund, (ii) may compete with the Fund for investment opportunities, and (iii) may co-invest with the Fund in certain transactions. The Fund has been granted exemptive relief by the SEC that permits the Fund to participate in certain negotiated co-investments alongside other funds managed by the Adviser or certain of its affiliates, subject to certain conditions. A copy of the Fund’s application for exemptive relief, including all of the conditions, and the related order are available on the SEC’s website at http://www.sec.gov. In addition, affiliates of the Adviser and their respective clients may themselves invest in securities that would be appropriate for the Fund’s investments and may compete with the Fund Investments for investment opportunities. The Fund may invest in entities that are affiliates of or are managed by the Adviser, including in respect of which it or its affiliates may receive investment management, advisory or other fees, in addition to those payable by the Fund. The Adviser or its affiliates may earn fees from Fund Investments or the Fund for the provision of advice on mergers, acquisitions, add-on acquisitions, re-financings, public offerings, sales and similar transactions.

Partners Group. Although the Fund seeks to capitalize on the experience and resources of the Adviser and its affiliates’ platform, the Fund is managed by Partners Group (USA) Inc. and not by Partners Group AG. The Fund’s performance may be lower or higher than the performance of other entities managed by the Adviser, Partners Group AG or their affiliates and their past performance is no guarantee of the Fund’s future results.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Litigation risks. The Fund will be subject to a variety of litigation risks, particularly if one or more of the Fund Investments faces financial or other difficulties. Legal disputes, involving any or all of the Fund, the Adviser or their affiliates, may arise from the Fund’s activities and Fund Investments and could have a material adverse effect on the Fund.

Prior results not indicative of future performance. The current performance or past performance of the Adviser’s or its affiliates’ other investment funds are not predictive of the Fund’s future performance. The Adviser expects to cause the Fund to acquire different investments than prior or other investment funds managed by the Adviser or its affiliates due to any existing or future restrictions on investing in private markets, current market conditions, differing terms and objectives, etc. As a result, the Fund may generate different returns than prior or other investment funds managed by the Adviser or its affiliates.

9. Investment Related Risks

This section discusses the types of investments that may be made, directly or indirectly, by the Fund and some of the risks associated with such investments. It is possible that the Fund will make an investment that is not described below, and any such investment will be subject to its own particular risks.

Failure to qualify as a RIC or satisfy distribution requirement. To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source-of-income and asset diversification requirements. See “Certain U.S. federal income tax considerations.”

●	The annual distribution requirement for a RIC will be satisfied if the Fund distributes to Shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the Investment Company Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

●	The source-of-income requirement will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources. Because the Fund invests in private equity funds which the Fund does not control, the Fund may have difficulty meeting the source-of-income requirement or may need to structure its investments in a manner that is less tax efficient in order to comply with the source-of-income requirement.

●	The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If the Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Difficulty meeting RIC distribution requirement.

For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds interests in partnerships, “passive foreign investment companies,” “controlled foreign corporations,” or certain debt obligations, the Fund may be required to include certain amounts in income without a corresponding receipt of cash representing such income is received by the Fund in the same taxable year. The rules relating to investment in passive foreign investment companies and controlled foreign corporations are designed to ensure that U.S. taxpayers are either, in effect, taxed currently (or on an accelerated basis with respect to corporate level events) or taxed at increased tax rates at distribution or disposition, which may require the Fund to recognize income where the Fund does not receive a corresponding payment in cash.

As a result of these investments, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities in order to raise the cash necessary to meet the annual distribution requirement to maintain the Fund’s qualification as a RIC under the Code. If the Fund has to sell investments for this purpose, it will generally seek to sell more liquid investments for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “Certain U.S. federal income tax considerations.”

Restrictions on raising capital and borrowing. As a result of the annual distribution requirement to qualify as a RIC under the Code, the Fund may need to periodically access the capital markets to raise cash to fund new investments of the Fund. The Fund may issue “senior securities,” as defined in the Investment Company Act (including borrowing money from banks or other financial institutions) only in amounts such that the Fund’s asset coverage, as defined in the Investment Company Act, equals at least 200% after such incurrence or issuance. Compliance with these requirements may unfavorably limit the Fund’s investment opportunities and reduce its ability in comparison to other companies to profit from favorable spreads between the rates at which it can borrow and the rates at which it can lend.

The Fund may borrow for investment purposes. If the value of the Fund’s assets declines, the Fund may be unable to satisfy the asset coverage test, which would prohibit the Fund from paying distributions and could prevent the Fund from qualifying as a RIC. If the Fund cannot satisfy the asset coverage test, the Fund may be required to sell a portion of its investments and, depending on the nature of the Fund’s debt financing, repay a portion of the Fund’s indebtedness at a time when such sales may be disadvantageous. In addition, any amounts that the Fund uses to service its indebtedness would not be available for distribution by the Fund to Shareholders.

Identification of investment opportunities and expenses. The success of the Fund depends on the availability and identification of suitable investment opportunities. The availability of investment opportunities will be subject to market conditions and other factors outside the control of the Fund. There can be no assurance that the Fund will be able to identify sufficient attractive investment opportunities to meet its investment objective.

Limited operating history of Fund Investments. Fund Investments may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such Fund Investment will be limited. Moreover, even to the extent a Fund Investment has a longer operating history, the past investment performance of any of the Fund Investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the issuer of the securities it receives or the Portfolio Fund Managers (as applicable) that is not, and cannot be, independently verified. Further, the results of other funds or accounts managed by the Adviser, which have or have had an investment objective similar to or different from that of the Fund may not be indicative of the results that the Fund achieves.

Unspecified investments; dependence on the Adviser. The Adviser has complete discretion to select the Fund Investments as opportunities arise. The Fund and, accordingly, Shareholders, must rely upon the ability of the Adviser to identify and implement Fund Investments consistent with the Fund’s investment objective. Shareholders will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser in respect of the Fund Investments. The Adviser has the authority and responsibility for asset allocation, the selection of Fund Investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund. Shareholders will have no right or power to participate in the management or control of the Fund or the Fund Investments, or the terms of any such investments. There can be no assurance that the Adviser will be able to select or implement successful strategies or achieve their respective investment objectives.

Secondary investments purchased at a negotiated discount. Secondary investments purchased at a discount will be marked up to the most recent NAV reported by the applicable third-party fund manager when the Fund next determines its NAV, resulting in an unrealized gain. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the third-party fund manager and the negotiated purchase price. Risks associated with the third-party fund manager’s reported valuations are included in “Special risks pertaining to investments in Portfolio Funds” in this Prospectus. To the extent any gains on the secondary investment, including the gains resulting from negotiated purchases at a discount, are realized, the tax impact to Shareholders is disclosed in “Certain U.S. federal income tax considerations” of this Prospectus.

Concentration of Investments. The Fund may not invest more than 25% of its total assets in securities of issuers in any one industry, except that the Fund invests more than 25% of its total assets in the infrastructure industry. In addition, the Fund also may focus its investments in other infrastructure-related sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The Adviser retains broad discretion to allocate the Fund’s investments across various sectors and industries. There are no limitations imposed by the Adviser as to the amount of Fund assets that may be invested (i) in any one geography, (ii) in any one Portfolio Fund, (iii) in Portfolio Funds managed by a particular Portfolio Fund Manager or its affiliates, (iv) in any issuer, except that the Fund may not invest 25% or more of the value of its total assets in the securities of issuers that the Adviser determines are engaged in a single industry or group of industries other than as described above. In addition, a Portfolio Fund’s investment portfolio may consist of a limited number of companies and may be concentrated in a particular industry area or group. Accordingly, the Fund’s investment portfolio may at times be significantly concentrated as to managers, geographies, industries and individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio. The Fund is, however, subject to the asset diversification requirements applicable to RICs. See “Certain U.S. federal income tax considerations.”

Infrastructure Assets. The Fund may invest directly or indirectly in Infrastructure Assets. Infrastructure Assets may be related to physical structures and networks that provide necessary services to society, such as transportation and communications networks, water and energy utilities, and public service facilities. Securities, instruments and obligations of infrastructure-related companies and projects are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies and projects also may be affected by or subject to (i) regulation by various government authorities, including rate regulation; (ii) service interruption due to environmental, operational or other mishaps; (iii) the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and (iv) general changes in market sentiment towards infrastructure and utilities assets.

Political and regulatory considerations and popular sentiments could also affect the ability of the Fund or the various companies, ventures and businesses the Fund is directly or indirectly invested in (“Portfolio Companies”), to buy or sell investments on favorable terms. Infrastructure assets can have a narrow customer base. Should any of the customers or counterparties fail to pay their contractual obligations, significant revenues could cease and become irreplaceable. This would affect the profitability of the infrastructure assets. Infrastructure projects are generally heavily dependent on the operator of the assets. There are a limited number of operators with the expertise necessary to successfully maintain and operate infrastructure projects. The insolvency of the lead contractor, a major subcontractor or a key equipment supplier could result in material delays, disruptions and costs that could significantly impair the financial viability of an infrastructure investment project and in turn the Fund’s investment therein. See “Special Risks Pertaining to infrastructure investments.”

Collateralized loan obligation (“CLO”) risk. CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. Investments in CLO securities may be riskier and less transparent than direct investments in the underlying loans and debt obligations. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Fund directly or indirectly invests. The tranches in a CLO vary substantially in their risk profile, and debt tranches are more senior than equity tranches. The senior tranches are relatively safer because they have first priority on the collateral in the event of default. As a result, the senior tranches of a CLO generally have a higher credit rating and offer lower coupon rates than the junior tranches, which offer higher coupon rates to compensate for their higher default risk.

The Fund may directly or indirectly invest in any level of a CLO’s subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). CLOs are typically highly levered and therefore, the junior debt and equity tranches that the Fund may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, the Fund or a Portfolio Fund will generally have the right to receive payments only from the CLOs, and will generally not have direct rights against the underlying borrowers or entities that sponsored the CLOs. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. Investments in CLOs may be subject to certain tax provisions that could result in the Fund incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affect cash flows.

Broadly syndicated loan (“BSL”) risk. The Fund may invest directly or indirectly in BSLs. BSLs are typically originated and structured by banks on behalf of large corporate borrowers. The proceeds of BSLs are often used for leveraged buyout transactions, mergers and acquisitions, recapitalizations, refinancings, and financing capital expenditures. BSLs are typically distributed by the arranging bank to a diverse group of investors primarily consisting of: CLOs; senior secured loan and high yield bond mutual funds; closed-end funds, hedge funds, banks, and insurance companies; and finance companies. A borrower must comply with various covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the broadly syndicated loan. Investments in BSLs may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation. Fluctuations in the market price of securities may affect the value of the BSL’s investments and may increase the risks inherent in such investments. The ability to sell the investments in the market may depend on demand, which may be impracticable or impossible in certain market environments. Despite diversification, high concentration may arise in certain markets. Problems may be encountered in the valuation or sale of certain investments, and in some cases, investments may have to be sold below their value. Some investments may involve assets which are exposed to high market, credit and liquidity risks (including the risk of insolvency or bankruptcy of the borrower). Investments may be leveraged at the level of the investment (e.g., by margin borrowing or otherwise). If the capital gains on the investments acquired with leverage are greater than the interest on the loans, the investment’s assets will increase faster than if no leverage had been used. In the event of price falls, this leverage is outweighed by a more rapid decline in the investment’s assets.

Expedited transactions. Investment analyses and decisions by the Adviser may be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Adviser at the time such decisions are made may be limited, and the Adviser may not have access to detailed information regarding a Fund Investment. Therefore, no assurance can be made that the Adviser will have knowledge of all circumstances that may adversely affect such Fund Investment.

Nature of portfolio companies. The Fund Investments will include direct and indirect investments in Portfolio Companies. This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund Investments may also include Portfolio Companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Defaulted debt securities and other securities of distressed companies. The Fund Investments may include low grade or unrated debt securities (“high yield” or “junk” bonds or leveraged loans) or investments in securities of distressed companies. Such investments involve substantial, highly significant risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.

Control positions. The Fund (in the case of direct investments) and the Portfolio Funds may take control positions in Portfolio Companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability characteristic of a corporation may be ignored, which would increase the Fund’s possibility of incurring losses.

Leverage. The Portfolio Fund Managers and (subject to applicable law) the Fund may employ leverage through borrowings or derivative instruments, and are likely to directly or indirectly acquire interests in companies with highly leveraged capital structures. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of the relevant portfolio or investment will decrease. Accordingly, any event that adversely affects the value of a Fund Investment will be magnified to the extent leverage is employed. The cumulative effect of the use of leverage by the Fund or the Portfolio Funds in a market that moves adversely to the relevant investments could result in substantial losses, exceeding those that would have been incurred if leverage had not been employed.

Current interest rate environment risk. The risks associated with changing interest rates are heightened under current market conditions, given that interest rates in the United States and many other countries have fluctuated in recent periods and may continue to change in the foreseeable future. To the extent the Fund or a Fund Investment borrows money to finance its investments, the Fund’s or a Fund Investment’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or a Fund Investment’s financial condition and results of operations. In addition, a decline in the prices of the debt the Fund or a Fund Investment owns could adversely affect the Fund’s net asset value. Changes in market interest rates could also affect the ability of operating companies in which the Fund or a Portfolio Fund invests to service debt, which could materially impact the Fund or a Portfolio Fund in which the Fund may invest, thus impacting the Fund.

Derivative instruments. Some or all of the Portfolio Fund Managers and (subject to applicable law) the Fund may use options, swaps, futures contracts, forward agreements, and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund or the Portfolio Fund Managers could present significant risks, including the risk of losses in excess of the amounts invested. See “Investment related risks-Hedging.”

Economic, political and legal risks. The Fund Investments include direct and indirect investments in a number of countries, including less developed countries, exposing investors to a range of potential economic, political, and legal risks, which could have an adverse effect on the Fund. These may include but are not limited to declines in economic growth, inflation, deflation, currency revaluation, nationalization, expropriation, confiscatory taxation, governmental restrictions, adverse regulation, social or political instability, negative diplomatic developments, military conflicts, the spread of infectious diseases (including epidemics and pandemics) or other public health issues and terrorist attacks. For instance, military conflict between Russia and Ukraine could result in geopolitical instability and adversely affect the global economy or specific markets. Strategic competition between the U.S. and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events, including natural disasters, climate-related events, pandemics or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets, as well as Fund Investments.

Prospective investors should note that the private equity markets in countries where Fund Investments are made may be significantly less developed than those in the United States. Certain investments may be subject to extensive regulation by national governments and/or political subdivisions thereof, which could prevent the Fund or the Portfolio Funds from making investments they otherwise would make, or cause them to incur substantial additional costs or delays that they otherwise would not suffer. Such countries may have different regulatory standards with respect to insider trading rules, restrictions on market manipulation, shareholder proxy requirements and/or disclosure of information. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors, including the Fund and the Portfolio Funds. In addition, accounting and auditing standards in many markets are different, and sometimes significantly different from those applicable in the United States or Europe. There may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with U.S. GAAP. Any such laws or regulations may change unpredictably based on political, economic, social and/or market developments.

SOFR risk. The Fund’s investments, interest payment obligations and financing terms may be based on floating rates, such as SOFR. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Currency risk. The Fund’s portfolio will include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund Investments are denominated against the U.S. Dollar may result in a decrease the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Eurozone risk. The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (“EU”) or the Eurozone create risks that could materially and adversely affect the Fund Investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

Market events risk. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or a Portfolio Fund’s ability to access depository accounts. In such cases, the Fund or a Portfolio Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund or a Portfolio Fund or other Fund Investment holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund or a Portfolio Fund or other Fund Investment may not recover such excess, uninsured amounts.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund Investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund Investment’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Fund Investment’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of a Portfolio Fund, has a commercial relationship with a bank that has failed or is otherwise distressed, the Portfolio Fund or its investments may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

The COVID-19 pandemic has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. On May 5, 2023, the World Health Organization declared the end of the global emergency status for COVID-19. The United States subsequently ended the federal COVID-19 public health emergency declaration effective May 11, 2023. Although vaccines for COVID-19 are widely available, it is unknown how long certain circumstances related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Fund’s or a Portfolio Fund’s performance. Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund’s or a Portfolio Fund’s performance.

Hedging. The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the Investment Company Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders. See “Investment related risks-Derivative instruments.”

Risks relating to accounting, auditing and financial reporting, etc. The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund Investments (both direct and indirect) may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. Although the Fund will be using U.S. GAAP, the assets, liabilities, profits and losses appearing in published financial statements of the Fund Investments may not reflect their financial position or operating results as they would be reflected under U.S. GAAP. Accordingly, the net asset value of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments.

Certain Fund Investments may be in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Portfolio Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.

10. Special Risks Pertaining to Infrastructure Investments

Risks associated with investments in infrastructure. Infrastructure Assets and other investments with similar characteristics will be subject to the risks incidental to the ownership, construction and operation of infrastructure assets, including risks associated with the general economic climate, geographic or market concentration, the ability of the Adviser and its affiliates to manage the investment, technical problems, financial failures of operating or construction, sub-contractors, government regulations, and fluctuations in interest rates. Since investments in infrastructure and similar assets, like many other types of long-term investments, have historically experienced significant fluctuations and cycles in value, specific market conditions may result in occasional or permanent reductions in the value of an investment.

In addition, general economic conditions in relevant jurisdictions, as well as conditions of domestic and international financial markets, may adversely affect operations of the investment. In particular, because of the long lead-time between the inception of a project and its completion, a well-conceived project may, as a result of changes in investor sentiment, the financial markets, economic, regulatory or other conditions prior to its completion, become an economically unattractive investment. With respect to investments in the form of real property (if any), the Fund will incur the burdens of ownership of real property, which include the paying of expenses and ad valorem and other real property taxes, maintaining such property and any improvements thereon, and ultimately disposing of such property.

Construction risk. There is a degree of risk associated with the construction of infrastructure assets, including the risk that a project will not be completed within budget, within the agreed timeframe and/or to the agreed specifications. A Portfolio Company may seek to mitigate the exposure by transferring some or all of such risks from the relevant Portfolio Company to the relevant construction contractors under the terms of the construction contract, including a requirement for payment of liquidated damages by the construction contractor. However, should any of the above risks materialize in relation to any Portfolio Company, they could have a material adverse effect on the value of the relevant investment which could, in turn, have a corresponding effect on the Fund’s financial position and/or its results.

Under certain circumstances, (for example, where a Portfolio Company itself causes the delay), the expected construction completion date may be extended under the contract, and the construction contractor will only be obliged to pay liquidated damages to the Portfolio Company for late completion if construction is not completed by that later date. Where a Portfolio Company, or a Portfolio Company and the construction contractor jointly, have contributed to a delay or a budget overrun, the liquidated damages provisions of the construction contract may not be enforceable.

A Portfolio Company may remain at risk if, following construction completion, as a result of site defects or contamination of the site that were not discovered or were caused by the construction contractor. There may be a limit to the liquidated damages available to the Portfolio Company from the construction contractor, particularly in the event of the construction contractor’s financial failure. Consequently, the Portfolio Company may not be able to recoup all damages/losses incurred as a result of a time delay or budget over-run.

Subcontractors. Infrastructure Assets may involve the subcontracting of design and construction activities in respect of projects. The subcontractors responsible for the construction of a project asset will normally retain liability in respect of design and construction defects following the construction of the asset, subject to liability caps and statutory limitations. The contractual arrangements made by a Portfolio Company or a third-party management company may not be as effective in passing on risks to its subcontractors as intended and this may result in unexpected costs or a reduction in expected revenues for the Portfolio Company and the Fund. Certain provisions in sub-contracts intended to pass risk could be ineffective. In addition to this financial liability, the construction subcontractors may also have an obligation to return to the site in order to carry out any remedial works required for a pre-agreed period. The Fund or a Portfolio Company may not normally have recourse to any third party for any defects which arise after the expiry of limitation periods. If a subcontractor to a third-party management company fails to perform the services which it has agreed to provide, a Portfolio Company may fail to meet the service standards it has agreed with certain counterparties and there may be a reduction in the actual income received that was anticipated by the Portfolio Company and/or claims by the counterparties against the Portfolio Company for damages. These reductions and/or claims are typically passed on to the relevant subcontractor, subject to any contractual liability caps. If there is a subcontractor service failure and the relevant subcontractor or its guarantors or insurers fail to meet their obligations in respect of the liabilities that have been passed on to them, then, to the extent the liability cannot be set off, the Portfolio Company will not be compensated for any reductions in payments and/or claims made by counterparties which they may suffer as a result of the subcontractor’s service failure. Ultimately such service failure could lead to termination of a project agreement.

In some instances, a single subcontractor may be responsible for providing services to various Infrastructure Assets. In such instances, the default or insolvency of such single subcontractor could adversely affect a number of the Infrastructure Assets. If there is a subcontractor service failure which is sufficiently serious to cause a Portfolio Company or third-party management company to terminate a subcontract, or an insolvency in respect of a subcontractor, or a counterparty requires a Portfolio Company to terminate a sub-contract in such event, there may be a loss of revenue during the time taken to find a replacement subcontractor and the replacement subcontractor may levy a surcharge to assume the subcontract or charge more to provide the services. There will also be costs associated with the re-tender process. These may not be recoverable from the defaulting subcontractor.

Development risk. Successful development of new or expansion projects may require the involvement of a broad and diverse group of stakeholders who will either directly influence or potentially be capable of influencing the nature and outcome of the project. Such characteristics may include, without limitation, political or local opposition, receipt of regulatory approvals or permits, site or land procurement, environment-related issues, construction risks and delays, labor disputes, counterparty non-performance, project feasibility assessment and dealings with and reliance on third-party consultants. When making an investment, value may be ascribed to potential development projects that do not achieve successful implementation, potentially resulting in lower than expected returns to the Fund.

Environmental risks. The operations of a Portfolio Company are subject to numerous statutes, rules and regulations relating to environmental protection. There is the possibility of existing or future environmental contamination, including soil and groundwater contamination, as a result of the spillage of hazardous materials or other pollutants.

Under various environmental statutes, rules and regulations of the appropriate jurisdiction, a current or previous owner or operator of real property may be liable for non-compliance with applicable environmental and health and safety requirements and for the costs of investigation, monitoring, removal or remediation of hazardous materials. These laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of hazardous materials. The presence of these hazardous materials on a property could also result in personal injury, property damage or similar claims by private parties.

Persons who arrange for the disposal or treatment of hazardous materials may also be liable for the costs of removal or remediation of those materials at the disposal or treatment facility, whether or not that facility is or ever was owned or operated by that person.

Any liability of a Portfolio Company resulting from non-compliance or other claims relating to environmental matters could have a material adverse effect on the value of such investments.

Asset maintenance costs risks. A Portfolio Company may be exposed to underlying lifecycle and asset maintenance costs associated with its investments. The cost of repairing or replacing damaged assets could be considerable. Repeated or prolonged interruption may result in a permanent loss of customers, substantial litigation or penalties or regulatory or contractual non-compliance. Moreover, any loss from such events may not be recoverable under relevant insurance policies.

During the period of ownership, certain assets (such as turbines and machinery) may need to be replaced or undergo a major refurbishment. The timing of such replacements or refurbishments is forecast based upon expert advice. However, shorter-than-anticipated asset lifespans, or costs or inflation that are higher than were forecast, may result in lifecycle costs exceeding anticipated amounts. Any cost implication, not otherwise passed down to sub-contractors, will generally be borne by the infrastructure company.

Rate regulation. Infrastructure assets may be subject to rate regulation by government agencies because of their unique position as the sole or predominant provider of services that are essential to the community. As a result, Portfolio Companies might be subject to unfavorable price regulation by government agencies, which could adversely affect the overall profitability of any particular infrastructure project subject to such rate regulation. Portfolio companies may be subject to rate regulation that determines or limits the prices it may charge, particularly if the Portfolio Company is the sole or predominant service provider in its service area or provides services that are essential to the community. In addition, Portfolio Companies may be subject to unfavorable price determinations that may be final with no right of appeal or that, despite a right of appeal, could result in its profits being negatively affected or investments not meeting initial return expectations.

Unforeseen events risk. The use of the infrastructure assets may be interrupted or otherwise affected by a variety of events outside a Portfolio Company’s or the Fund’s control, including serious traffic accidents, natural disasters (such as fire, floods, earthquakes and typhoons), man-made disasters (including terrorism), defective design and construction, slope failure, bridge and tunnel collapse, road subsidence, fuel prices, environmental legislation or regulation, general economic conditions, labor disputes and other unforeseen circumstances and incidents. Certain of these events have affected toll roads, bridges, tunnels and other infrastructure assets in the past, and if the use of the infrastructure assets operated by investments is interrupted in whole or in part for any period as a result of any such events, the revenues of such Investments could be reduced and the costs of maintenance or restoration as well as the overall public confidence in such infrastructure assets could be reduced. There can be no assurance that such investments’ insurance would cover liabilities resulting from claims relating to the design, construction, maintenance or operation of the toll roads, bridges, tunnels or other infrastructure assets, lost toll revenues or increased expenses resulting from such damage. In some cases, project agreements could be terminated if the events described above were so catastrophic that they could not be remedied within a reasonable period or at all.

Demand and usage risk. The revenue generated by infrastructure and infrastructure-related assets may be impacted by the demand of users or the number of users for the products or services provided by such assets (for example, traffic volume on a toll road). Any reduction in demand and/or the number of users may negatively impact the profitability of a Portfolio Company or Fund. Demand for infrastructure assets may be subject to seasonal variations leading to increased or reduced revenues and profitability at various times during the year, which could affect the short term returns to the Fund.

Although the Adviser and its affiliates may target assets with low demand, usage and throughput risk, residual demand, usage and throughput risk can affect the performance of investments. To the extent that the assumptions regarding the demand, usage and throughput of assets prove incorrect, returns to the Fund could be adversely affected.

Real estate infrastructure risks. Some of the Fund’s investments may be subject to the risks inherent in the ownership and operation of assets or business which derive a substantial amount of their value from real estate and real estate-related interests. These types of underlying interests are typically illiquid. Deterioration of real estate fundamentals may negatively impact the performance of such investments. Such changes in fundamentals could involve fluctuations as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in environmental and zoning laws, casualty or condemnation losses, environmental liability, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable, natural disasters, increase in interest rates and other factors that are beyond the control of the Adviser and its affiliates.

Additionally, the Adviser and its affiliates may acquire assets in jurisdictions where indigenous rights (e.g., with respect to tribes or other dispossessed people/ communities) to land exist. While the Adviser and its affiliates will generally conduct due diligence in such jurisdictions to determine the extent to which it may be affected by such rights, it may not be possible to mitigate against or remove a risk associated with indigenous claims. Additionally, any declaration of title in respect of government protected land on which infrastructure assets are located may negatively affect the operation of those businesses.

Termination of project agreements. Project agreements for infrastructure projects may be terminated in certain circumstances. The compensation to which portfolio companies and a Portfolio Company will be entitled on termination will depend on the reason for termination and the terms of the respective agreement. In some cases (e.g. termination for force majeure) the compensation payable may only cover the senior debt in the relevant Portfolio Company and may not include sufficient amounts to repay the investment in the Portfolio Company. In other cases (e.g. termination for Portfolio Company default), the amount of compensation payable may cover neither the full amount of senior debt nor the nominal value of the investment in the Portfolio Company (or the amount paid in the market for that investment). Typically, senior lenders will have security over compensation proceeds. In other circumstances, such as default by the relevant client, the compensation would be expected to cover senior debt and the original return on the investment but not necessarily the amounts paid for the acquisition of the investment by the Adviser and its affiliates. All of the foregoing scenarios may result in the loss of the Portfolio Company.

Bypass risk. Bypass risk arises where a change could occur in the way an infrastructure service or product is delivered, rendering it less attractive and allowing a competitor or user of such service or product to bypass it. If the investments are subject to bypass, they may lose revenues and cash flows may be adversely impacted. Further, if a change were to occur that made any infrastructure assets obsolete, such infrastructure assets would be likely to have very few, if any, alternative revenue generating uses.

Strategic assets risk. Investments in public infrastructure may be in assets that constitute significant strategic value to public and/or governmental bodies. The very nature of these assets could generate additional risks not common in other industry sectors. Given the national or regional profile and/or their irreplaceable nature, such strategic assets may constitute a higher risk target for terrorist acts or political actions. Given the essential nature of the services provided by public infrastructure assets, there is also a higher probability that the services provided by such assets will be in constant demand. Should an owner of such assets fail to make such services available, users of such services may incur significant damage and may, due to the characteristics of the strategic assets, be unable to replace the supply or mitigate any such damage, thereby heightening any potential loss from third party claims against a Portfolio Company for such failures.

Political and societal challenges. Infrastructure assets, businesses and projects often involve a significant impact on local communities and the surrounding environment. It is not uncommon for large-scale infrastructure projects to be particularly susceptible to political and societal challenges, which may, in turn, affect a project’s ability to receive, renew or maintain required permits or approvals and may result in increased compliance costs, the need for additional capital expenditures or a suspension of project operations. For example, proposals to site a particular infrastructure project, such as a bridge, airport or energy plant, or engage in activities relating to a project, such as drilling activities in a particular location, may be challenged by a number of parties, including non-governmental organizations and special interest groups based on alleged security concerns, disturbances to natural habitats for wildlife and adverse aesthetic impacts. Concerns can also arise regarding some of the techniques used in the extraction of natural resources relating to an infrastructure project, which may require governmental permits or approvals and which have recently been the subject of heightened environmental concerns and public opposition in some jurisdictions. Popular opposition can produce political pressure to cancel, suspend, limit or impose additional restrictions on operations. Such restriction or disruption may negatively impact the operation of portfolio companies and/or increase their capital expenditure. This may negatively impact returns of the Fund.

Expected return assumptions. The Fund may invest in assets based on certain assumptions about the return and risk profiles associated with the investment. The actual risk and return of investments may differ from those assumed by the Adviser and its affiliates and adversely affect the performance of the Fund. An infrastructure asset may not perform in accordance with expectations. The anticipated cost of improvements required to bring an acquired asset up to market established standards may exceed budgeted amounts. Infrastructure projects rely on large and detailed financial models that produce estimates or projections of investment cash flows. There is a risk that errors made in the assumptions or methodology used in a financial model may not equate to actual outcomes. In such circumstances, the returns generated by the Investment may be less than expected and there can be no assurance that the actual Investment cash flows will achieve the stated targeted return.

Documentation risks. Infrastructure Assets are usually governed by a complex series of legal documents and contracts. As a result, the risk of a dispute over the interpretation and enforceability of legal documents or contracts may be higher than for other equity investments. In addition, a Portfolio Company may be subject to claims by third parties (either public or private), including environmental claims, legal action arising out of acquisitions or dispositions, workers’ compensation claims and third-party losses related to disruption of the provision of infrastructure services by an infrastructure provider. Further, it is not uncommon for infrastructure assets to be exposed to legal action from special interest groups seeking to impede particular infrastructure projects to which they are opposed. If any of the Fund’s investments become involved in material or protracted litigation, the litigation expenses and the liability threatened or imposed could have a material adverse effect on the Fund.

Certain restrictions on ownership. Many jurisdictions restrict foreign investment in infrastructure assets. For example, in certain countries, Infrastructure Assets are predominantly made through certain approved and designated entities, which significantly limits investment opportunities. Similarly, current U.S. laws give the President of the United States authority to block acquisitions by foreign persons of U.S. entities if that acquisition threatens to impair national security. Such restrictions could limit the Fund’s ability to invest in some entities or impose burdensome notification requirements, operational restrictions or delays in pursuing and consummating transactions. These regulations may result in (i) new or extended governmental reviews (including the investment’s effect on applicable national and/or economic security) and/or governmental or regulatory approvals; (ii) new or extended notification periods prior to consummation of an investment; and (iii) additional restrictions and prohibitions on the ownership, management and operation of infrastructure assets or companies by foreign persons. As a result, the Adviser and its affiliates may incur significant delays and costs or be altogether prohibited from making a particular investment, all of which could adversely affect the Fund’s ability to meet its investment objectives. In addition, such restrictions may prevent syndication or sale of infrastructure assets to buyers. Further, political attention surrounding any potential transaction could increase governmental scrutiny. New laws in one country could encourage other countries to impose reciprocal regulations on foreign investment in certain assets in the name of national security, which could have a corresponding effect of limiting the Adviser and its affiliates’ ability to make investments in such countries.

Technical risks. Investments may be subject to operating and technical risks, including risk of mechanical breakdown, failure to perform according to design specifications, labor and other work interruptions, and other unanticipated events that adversely affect operations. While a Portfolio Company will seek to properly insure its investments, there can be no assurance that any or all such risk can be mitigated, or that relevant counterparties, if present, will perform their obligations. An operating failure may lead to loss of a license, concession or contract on which an investment may depend, and may cause reputational harm to the investment, the Fund or Portfolio Company.

The long-term profitability of an infrastructure project, once constructed, is partly dependent upon efficient operation and maintenance of the assets. Inefficient operations and maintenance and, in certain infrastructure sectors, latent defects in acquired infrastructure assets may adversely affect the financial returns of the Fund.

Labor relations. Certain investment entities may have unionized work forces or employees who are covered by a collective bargaining agreement, which could subject any such investment entity’s activities and labor relations matters to complex laws and regulations relating thereto. Moreover, an investment entity’s operations and profitability could suffer if it experiences labor relations problems. Upon the expiration of any investment entity’s collective bargaining agreements, it may be unable to negotiate new collective bargaining agreements on terms favorable to it, and its business operations at one or more of its facilities may be interrupted as a result of labor disputes or difficulties and delays in the process of renegotiating its collective bargaining agreements. A work stoppage at one or more of an investment entity’s facilities could have a material adverse effect on its business, results of operations and financial condition. Any such problems additionally may adversely affect the Fund’s ability to implement its investment objectives.

When services are transferred from the public to private sector there is the potential for labor action at the time of transfer and possible ongoing labor disputes. The transfer of services from the public to the private sector may require that existing negotiated labor agreements be observed. However, even where such agreements are adhered to, it is always possible that labor action may arise as a result of perceived changes in the relationship between the existing workforce and private ownership. Many infrastructure assets employ a unionized labor force. Risks associated with employment of personnel, including unionized labor, include labor strikes, reputational damage, labor disputes, work stoppages and other unanticipated events which may adversely affect operations.

Health and safety. Health and safety is a key risk area in the operation and maintenance of many infrastructure assets. Costs associated with the failure to protect the health and safety of workers in, and users of, infrastructure assets could adversely impact a Portfolio Company.

11. Special Risks Pertaining to Investments in Portfolio Funds

This section discusses certain risks related to the fact that the Fund invests in Portfolio Funds.

Investments in the Portfolio Funds generally; dependence on the Portfolio Fund Managers. Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. Certain risks related to the investment strategies and techniques utilized by the Portfolio Fund Managers are described under “Investment related risks” above. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. Although the Adviser will monitor the performance of each Portfolio Fund, unless otherwise provided in the transaction document in connection with the Fund’s investment, the relevant Portfolio Fund Manager will be responsible for operating the Portfolio Fund on a day-to-day basis and will generally have sole discretion in structuring, negotiation and purchasing, financing, monitoring and eventually divesting investments made by such Portfolio Fund. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. In this respect, the Fund will rely on the expertise and skill of the Portfolio Fund Managers and will generally have no ability to participate in the management and control of those funds. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Portfolio Funds not registered. The Fund is registered as an investment company under the Investment Company Act. The Investment Company Act is designed to afford various protections to investors in pooled investment vehicles. For example, the Investment Company Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the Investment Company Act. Many Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act. As an indirect investor in the Portfolio Funds managed by Portfolio Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

The Portfolio Funds generally are exempted from regulation under the Investment Company Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in Portfolio Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

In addition, the Portfolio Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund invests may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment company vehicles.

Portfolio Funds are generally non-diversified. While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.

Portfolio Funds’ securities are generally illiquid. The securities of the Portfolio Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Portfolio Funds are typically subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Portfolio Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Portfolio Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.

Portfolio Fund operations not transparent. The Adviser does not control the investments or operations of the Portfolio Funds. A Portfolio Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Portfolio Fund Managers may have a limited operating history and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser with respect to the Fund Investments will not be fraudulent, inaccurate or incomplete.

Valuation of the Fund’s interests in Portfolio Funds. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved the Adviser as the Valuation Designee, subject to the oversight of the Board. The Adviser may face conflicts of interest in overseeing the valuation of the Fund Investments, as the value of the Fund Investments will affect the Adviser’s compensation. Moreover, although the Adviser will periodically review Portfolio Fund Managers’ valuation methods and inputs, including at initial purchase, the Adviser will not generally have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

A Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error, and the Adviser may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Multiple levels of fees and expenses. The Fund and its Portfolio Funds including, subject to applicable law, any Partners Group vehicles in which the Fund may invest which may charge their own level of fees and expenses will each incur and/or impose management and/or administrative fees, costs, expenses. Shareholders will be required to bear their proportionate share of such fees, costs and expenses. Such fees and expenses are expected to materially reduce the actual returns to the Shareholders and will result in greater expense than if the Shareholders were to invest directly in those Portfolio Funds and/or Partners Group vehicles in their portfolios. Fees and expenses of the Fund and the Portfolio Funds in which the Fund invests (including, subject to applicable law, any Partners Group vehicles in which the Fund invests) will generally be paid regardless of whether the Fund or the Portfolio Funds produce positive investment returns. Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability to vote. To the extent that the Fund owns less than 5% of the voting securities of each Portfolio Fund, it may be able to avoid that any such Portfolio Fund is deemed an “affiliated person” of the Fund for purposes of the Investment Company Act (which designation could, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Portfolio Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Portfolio Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Fund’s investors, including matters which may be adverse to the Fund’s interests.

There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Fund. If the Fund is considered to be affiliated with a Portfolio Fund, transactions between the Fund and such Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Consortium or offsetting investments. The Portfolio Fund Managers may invest in consortia, which could result in increased concentration risk where multiple Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In other situations, Portfolio Funds may hold economically offsetting positions. To the extent that the Portfolio Fund Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Portfolio Fund Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Portfolio Fund Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset values may have decreased during such period. Furthermore, it is possible that from time to time, various Portfolio Fund Managers selected by the Adviser may be competing with each other for investments in one or more markets.

Limitations on ability to invest in Portfolio Funds. Certain Portfolio Fund Managers’ investment approaches can accommodate only a certain amount of capital. Portfolio Fund Managers typically endeavor not to undertake to manage more capital than such Portfolio Fund Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Portfolio Fund Manager has the right to refuse to manage some or all of the Fund’s assets that the Adviser may wish to allocate to such Portfolio Fund Manager. Further, continued sales of Shares would dilute the indirect participation of existing Shareholders with such Portfolio Fund Manager.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objective.

Indemnification of Portfolio Funds and Portfolio Fund Managers. The Fund may agree to indemnify certain of the Portfolio Funds and the Portfolio Fund Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Termination of the Fund’s interest in a Portfolio Fund. A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

12. Risks Specific to Secondary Investments

General risks of secondary investments. The overall performance of the Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a Portfolio Fund interest as a secondary investment, the Fund will generally not have the ability to modify or amend such Portfolio Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Contingent liabilities associated with secondary investments. Where the Fund acquires a Portfolio Fund interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Portfolio Fund and, subsequently, that Portfolio Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Portfolio Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Portfolio Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

Risks relating to secondary investments involving syndicates. The Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member and (iv) execution risk.

Risks relating to continuation funds and stapled secondary transactions. The Fund may invest in continuation funds which are Portfolio Funds acquiring one or more assets from an existing vehicle with the same general partner being on both sides of the transaction. Although safeguards are typically established to ensure that the purchase price of the asset(s) being sold is fair and reasonable (such as third-party valuations, advisory committee approvals or fairness opinions), the acquisition of secondary market interests may present additional risks such as difficulty of valuing the relevant asset(s) being sold. Any inaccurate valuation may diminish the potential return of the involved Portfolio Funds. The Fund may also make stapled primary investments which are transactions whereby a general partner leads the sale of interests in an existing Portfolio Fund to a buyer concurrently with a primary capital commitment by the buyer to a new Portfolio Fund raised by the same general partner. Conflicts of interests may arise in relation to stapled primaries as there can be a tension between (i) a general partner’s fiduciary duties owed to investors in the existing Portfolio Fund to maximize value through the sale of interests in the existing Portfolio Fund to a buyer, and (ii) the general partner’s desire to obtain capital from the buyer for an investment in the new Portfolio Fund.

There can be no assurance that the resolution of any inherent conflict resulting from a continuation fund transaction or a stapled primary transaction will result in circumstances that favor the Fund.

13. Limits of Risk Disclosure

The above discussions and the discussions in the SAI relating to various risks associated with the Fund, Fund Investments, and Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus, the SAI, and the LLC Agreement and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund or any Portfolio Fund will be successful, that the various Portfolio Funds or Fund Investments selected will produce positive returns or that the Fund will achieve its investment objective.

Effects of Leverage [Text Block]

5. Use of Leverage

The Fund may borrow money to pay operating expenses, including, without limitation, investment management fees, or to purchase securities, to fund repurchase of Shares or for other portfolio management purposes. Such borrowing may be accomplished through credit facilities or derivative instruments or by other means. The use of borrowings for investment purposes involves a high degree of risk. Under the Investment Company Act, the Fund is not permitted to borrow for any purposes if, immediately after such borrowing, the Fund would have asset coverage (as defined in the Investment Company Act) of less than 300% with respect to indebtedness or less than 200% with respect to preferred stock. The Investment Company Act also provides that the Fund may not declare distributions or purchase its Shares (including through repurchase offers) if, immediately after doing so, it will have an asset coverage of less than 300% or 200%, as applicable. The foregoing requirements do not apply to Portfolio Funds in which the Fund invests unless such Portfolio Funds are registered under the Investment Company Act. The Board may modify the borrowing policies of the Fund, including the purposes for which borrowings may be made, and the length of time that the Fund may hold portfolio securities purchased with borrowed money. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the Shareholders and the terms of any borrowings may contain provisions that limit certain activities of the Fund.

See “Credit Facility” below for additional information related to the Fund’s credit arrangements.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

22. Voting

Each Shareholder will have the right to cast a number of votes, based on the value of such Shareholder’s Shares, at any meeting of Shareholders called by the (i) Board or (ii) Shareholders holding at least a majority of the total number of votes eligible to be cast by all Shareholders. Except for the exercise of such voting privileges, Shareholders will not be entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

Outstanding Securities [Table Text Block]

As of April 30, 2026, the following table shows the outstanding Shares of each class of Shares of the Fund.

SHARE CLASS	OUTSTANDING Shares
Class A	2,357,225.72
Class S	2,351,188.62
Class I	140,802,625.97
Class M	615,952.41

General Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

6. General Risks

The following are certain risk factors that relate to the operations and terms of the Fund. These considerations, which do not purport to be a complete description of any of the particular risks referred to or a complete list of all risks involved in an investment in the Fund, should be carefully evaluated before determining whether to invest in the Fund.

The Shares are speculative and illiquid securities involving substantial risk of loss. An investment in the Fund is appropriate only for those investors who do not require a liquid investment, for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and are capable of assuming the risks of an investment in the Fund.

Closed-end fund; liquidity limited to periodic repurchases of Shares. The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors, and is not intended to be a trading vehicle. The Fund is not a liquid investment and you should not invest in this Fund if you need a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their Shares on a daily basis at a price based on net asset value. In order to be able to meet daily redemption requests, mutual funds are subject to more stringent liquidity requirements than closed-end funds. In particular, a mutual fund generally may not invest more than 15% of its net assets in illiquid securities. In contrast, the majority of the Fund’s investments will be illiquid.

The Fund does not intend to list its Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and none is expected to develop. Shares are, therefore, not readily marketable. Because the Fund is a closed-end investment company, its Shares are not redeemable at the option of Shareholders and they are not exchangeable for Shares of any other fund. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value (after all applicable fees), or, in certain circumstances, at a discount, and the Adviser intends to recommend that, in normal market circumstances, the Board conduct repurchase offers of no more than 5% of the Fund’s net assets quarterly on or about each January 1, April 1, July 1 and October 1, Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund Investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases. See “Repurchases of Shares.”

In considering whether to repurchase Shares during periods of financial market stress, the Board may offer to repurchase Shares at a discount to their prevailing net asset value that appropriately reflects market conditions, subject to applicable law. Further, repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “Repurchases of Shares-Periodic repurchases.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

Payment in-kind for repurchased Shares. The Fund generally expects to distribute to the holder of Shares that are repurchased a promissory note entitling such holder to the payment of cash in satisfaction of such repurchase. See “Repurchases of Shares-Periodic repurchases.” However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, the Fund may receive securities from a Fund Investment that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities. Investors should consult their tax advisors regarding whether their redemption qualifies for sale or exchange treatment under the Code and, if so, whether the receipt of a promissory note would entitle them to report any gain on the installment method.

Non-diversified status. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund Investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund Investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company; however, the Fund will be subject to diversification requirements applicable to RICs under the Code. See “Certain U.S. federal income tax considerations.”

Infrastructure industry concentration risk. The Fund may not invest more than 25% of its total assets in securities of issuers in any one industry, except that the Fund invests more than 25% of its total assets in the infrastructure industry. In addition, the Fund also may focus its investments in other infrastructure-related sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The Adviser retains broad discretion to allocate the Fund’s investments across various sectors and industries.

Legal, tax and regulatory risks. Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for private equity funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or private equity funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law on July 21, 2010 and significantly revises and expands the rulemaking, supervisory and enforcement authority of U.S. federal bank, securities and commodities regulators. The implementation of the Dodd-Frank Act requires the adoption of various regulations and the preparation of reports by various agencies over a period of time. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not significantly reduce the profitability of the Fund. The implementation of the Dodd-Frank Act could adversely affect the Fund by increasing transaction and/or regulatory compliance costs.

In addition, it is possible that government regulation of various types of derivative instruments and/or regulation of certain market participants’ use of the same, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation by multiple regulators in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategy.

On October 28, 2020, the SEC adopted Rule 18f-4 under the Investment Company Act providing for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. The Fund intends to qualify as a limited derivatives user. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its Portfolio Funds invest could have a material effect on the tax consequences to the shareholders.

In December 2020, the SEC adopted a new Rule 2a-5, which provides a framework for fund valuation practices. New Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must determine the fair value of a security. The SEC also adopted new Rule 31a-4 under the Investment Company Act, which provides the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of the board in determining fair value and the accounting and auditing of fund investments. The Board has approved valuation procedures for the Fund and has delegated the day-to-day valuation and pricing responsibility for the Fund to the Fund’s investment adviser, Partners Group (USA) Inc. (in such capacity, the “Valuation Designee”), subject to the oversight of the Board.

Certain tax risks associated with an investment in the Fund are discussed in “Certain U.S. federal income tax considerations.”

Substantial repurchases. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares. See “General risks-Closed-end fund; liquidity limited to periodic repurchases of Shares.”

Temporary Investments. Delays in investing the net proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest the net proceeds of the Fund’s offering on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Before making investments, the Fund may invest the net proceeds of the Fund’s offering primarily in cash, cash equivalents, U.S. government securities, money market funds, repurchase agreements, and other high-quality debt instruments maturing in one year or less from the time of investment (“Temporary Investments”). This will produce returns that are significantly lower than the returns that the Fund expects to achieve when the Fund’s portfolio is fully invested in securities meeting the Fund’s investment objective. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in securities meeting its investment objective may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in securities meeting the Fund’s investment objective.

Dilution from subsequent offerings of Shares. The Fund may accept additional subscriptions for Shares as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Shareholders in the Fund Investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Fund Investments underperform the prior investments. Further, in certain cases Portfolio Fund Managers may structure performance-based compensation similarly to the Fund, with such compensation being paid only if gains exceed prior losses (i.e., if the value surpasses a previous “high-water mark”). New purchases of Shares will dilute the benefit of such compensation structures to existing Shareholders.

Valuations of Fund Investments; valuations subject to adjustment. The valuations reported by the Portfolio Fund Managers, based upon which the Fund determines its month-end net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Shareholders under certain circumstances as described in “Repurchases of Shares - Periodic repurchases.” As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund Managers or revisions to the net asset value of a Portfolio Fund or direct private equity investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

The valuations of Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include:

●	changes in regulatory policies or tax guidelines;

●	changes in earnings or variations in operating results;

●	changes in the value of the Fund Investments;

●	changes in accounting guidelines governing valuation of the Fund Investments;

●	any shortfall in revenue or net income or any increase in losses from levels expected by investors;

●	departure of the Adviser or certain of its respective key personnel;

●	general economic trends and other external factors; and

●	loss of a major funding source.

Reporting requirements. Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisors.

Business and Structure Related Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

7. Business and Structure Related Risks

Reliance on the Adviser. The Adviser has full discretionary authority to identify, structure, allocate, execute, administer, monitor and liquidate Fund Investments and, in doing so, has no responsibility to consult with any Shareholder. Accordingly, an investor in the Fund must rely upon the abilities of the Adviser, and no person should invest in the Fund unless such person is willing to entrust all aspects of the investment decisions of the Fund to the Adviser.

Reliance on the key personnel. The Fund will depend on the investment expertise, skill and network of business contacts of the Adviser. The Adviser will evaluate, negotiate, structure, execute, monitor and service Fund Investments. The Fund’s future success will depend to a significant extent on the continued service and coordination of the Adviser and its investment management team. The departure of certain key personnel of the Adviser or its affiliates could have a material adverse effect on the Fund’s ability to achieve its investment objectives.

The Fund’s ability to achieve its investment objectives depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor Portfolio Funds and Fund Investments that meet the Fund’s investment criteria. The Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

It is anticipated that the Adviser will depend on the relationships of it and of Partners Group affiliates with private equity sponsors, investment banks and commercial banks, and the Fund will rely to a significant extent upon these relationships to provide the Fund with potential investment opportunities. If the Adviser or its affiliates fail to maintain their existing relationships or develop new relationships with other sponsors or sources of investment opportunities, the Fund may not be able to grow its investment portfolio. In addition, individuals with whom the Adviser and its affiliates have relationships are not obligated to provide the Fund, the Adviser or any of their affiliates with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

Competition for investment opportunities. The Fund will compete for investments with other investment funds (including registered investment companies, private equity funds, mezzanine funds and CLO funds), as well as traditional financial services companies such as commercial banks, finance companies, business development companies, small business investment companies and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested, including making investments in private U.S. companies. As a result of these new entrants, competition for investment opportunities in private U.S. companies may strengthen. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund. These characteristics could allow competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund is able to do. As a result, the Fund may lose investment opportunities if it does not match its competitors’ pricing, terms and structure.

If the Fund is forced to match its competitors’ pricing, terms and structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital toss. Furthermore, many of the Fund’s competitors are not subject to the source-of-income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC.

Valuation of Fund Investments uncertain. Under the Investment Company Act, the Fund is required to carry Fund Investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser, in accordance with the Fund’s valuation procedures, which have been approved by the Board. There is not a public market or active secondary market for many of the securities of the privately held companies in which the Fund intends to invest. Rather, many of the Fund Investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Fund will value these securities at fair value as determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. The Fund values these securities monthly at fair value determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Fund Investments. To mitigate the risk, the Fund may also retain, subject to Board oversight, one or more valuation assurance service providers to provide the Fund reasonable assurance on the fair value determinations by the Valuation Designee. See “Calculation of net asset value.”

The Adviser, as the Valuation Designee, fair values the Fund’s investments in private equity funds based on valuations provided by the respective Portfolio Fund Managers, which valuations may also be based on fair valuation procedures. Further, the fair values of private equity funds are subject to adjustment or revisions if the Fund’s net asset value (“NAV”) is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer. The adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase, or a Shareholder’s repurchase proceeds in a repurchase offer. See “Calculation of net asset value.”

Amount or frequency of distributions not guaranteed. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may return all or a substantial portion of the proceeds from the offering of Shares in anticipation of future cash flow, which may constitute a return of your capital and will lower your tax basis in your Shares. A return of capital generally is a return of your investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deduction of the fees and expenses payable in connection with the proceeds from the offering of Shares, including any fees payable to the Adviser.

Uncertain source and quantity of funding. Proceeds from the sale of Shares will be used for the Fund’s investment opportunities, operating expenses and for payment of various fees and expenses such as the Investment Management Fee and other fees. Any working capital reserves the Fund maintains may not be sufficient for investment purposes, and it may require debt or equity financing to operate. Accordingly, in the event that the Fund develops a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to the Fund. Consequently, if the Fund cannot obtain debt or equity financing on acceptable terms, the ability to acquire investments and expand operations will be adversely affected. As a result, the Fund would be less able to achieve portfolio diversification and the investment objectives, which may negatively impact the Fund’s results of operations and reduce the Fund’s ability to make distributions to Shareholders.

Fluctuations in performance. The Fund could experience fluctuations in its performance due to a number of factors, including, but not limited to, the Fund’s ability or inability to make investments in companies that meet the Fund’s investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

Management Related Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

8. Management Related Risks

Incentive Fee. Any Incentive Fee payable by the Fund that relates to an increase in value of Fund Investments may be computed and paid on gain or income that is unrealized. If a Fund Investment decreases in value, it is possible that the unrealized gain previously included in the calculation of the Incentive Fee will never become realized. The Adviser is not obligated to reimburse the Fund for any part of the Incentive Fee it received that was based on unrealized gain never realized as a result of a sale or other disposition of a Fund Investment at a lower valuation in the future, and such circumstances would result in the Fund paying an Incentive Fee on income or gain the Fund never received.

For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in some circumstances in which the Fund does not receive a current corresponding payment in cash (such as deferred interest that is accrued as original issue discount) and to make distributions with respect to such income to maintain its qualification as a RIC. Under such circumstances, the Fund may have difficulty meeting the annual distribution requirement necessary to maintain its qualification as a RIC. As a result, the Fund may have to sell some of its investments at times and/or at prices that the Adviser would not consider advantageous, raise additional debt or equity capital, or forgo new investment opportunities. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify as a RIC and thus become subject to corporate-level income tax.

In addition, the Incentive Fee payable by the Fund to the Adviser may create an incentive for the Adviser to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.

Sustainability analysis considerations. Partners Group (as defined herein) integrates certain sustainability considerations at the enterprise level in order to create long-lasting, sustainable returns and a positive impact for stakeholders, however, although sustainability is considered for every investment, such considerations are not dispositive investment criterion. Examples of such considerations include, but are not limited to, the potential of any environmental, social, or governance event or condition that could cause an actual or a potential material negative impact on the value of an investment during ownership, Partners Group’s capability of providing resources and guidance to an investment on sustainability topics, and the ability to mitigate risks for future owners of an investment. As such, the Fund may be subject to the risk that its performance may differ from other funds which are not subject to enterprise level sustainability integration. For example, integration of a specific sustainability consideration into Partners Group’s enterprise level due diligence and selection criteria could indirectly affect the Fund’s exposure to certain sectors or types of investments, and as a result, negatively impact the Fund’s performance under certain market conditions and time horizons. In addition, increased regulation with respect to sustainability investing or requirement to consider such factors could have a material effect on the Adviser, its affiliates and/or the Fund. For example, certain proposed sustainability regulations, if adopted, could significantly affect the Adviser, its affiliates and/or the Fund, including by increasing compliance burdens and associated regulatory costs. There can be no assurance that the integration of sustainability considerations by Partners Group will be successful at the enterprise level.

Divergence of resources. Neither the Adviser nor its affiliates, including individuals employed by the Adviser or its affiliates, are prohibited from raising money for and managing another investment entity that makes the same types of investments as those the Fund will target. As a result, the time and resources that these individuals may devote to the Fund may be diverted. In addition, the Fund may compete with any such investment entity for the same investors and investment opportunities. Affiliates of the Adviser, whose primary businesses include the origination of investments, engage in investment advisory business with accounts that compete with the Fund. Affiliates of the Adviser have no obligation to make their originated investment opportunities available to the Adviser or to the Fund.

Transactions with affiliates. Affiliates of the Adviser engage in financial advisory activities that are independent from, and may from time to time conflict with, those of the Fund or Fund Investments. In the future, there may be instances in which the interests of such affiliates conflict with the interests of the Fund or Fund Investments. Affiliates of the Adviser may provide services to, invest in, advise, sponsor and/or act as investment manager to investment vehicles and other persons or entities (including prospective investors in the Fund Investments) which (i) may have structures, investment objectives and/or policies that are similar to (or different than) those of the Fund, (ii) may compete with the Fund for investment opportunities, and (iii) may co-invest with the Fund in certain transactions. The Fund has been granted exemptive relief by the SEC that permits the Fund to participate in certain negotiated co-investments alongside other funds managed by the Adviser or certain of its affiliates, subject to certain conditions. A copy of the Fund’s application for exemptive relief, including all of the conditions, and the related order are available on the SEC’s website at http://www.sec.gov. In addition, affiliates of the Adviser and their respective clients may themselves invest in securities that would be appropriate for the Fund’s investments and may compete with the Fund Investments for investment opportunities. The Fund may invest in entities that are affiliates of or are managed by the Adviser, including in respect of which it or its affiliates may receive investment management, advisory or other fees, in addition to those payable by the Fund. The Adviser or its affiliates may earn fees from Fund Investments or the Fund for the provision of advice on mergers, acquisitions, add-on acquisitions, re-financings, public offerings, sales and similar transactions.

Partners Group. Although the Fund seeks to capitalize on the experience and resources of the Adviser and its affiliates’ platform, the Fund is managed by Partners Group (USA) Inc. and not by Partners Group AG. The Fund’s performance may be lower or higher than the performance of other entities managed by the Adviser, Partners Group AG or their affiliates and their past performance is no guarantee of the Fund’s future results.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Litigation risks. The Fund will be subject to a variety of litigation risks, particularly if one or more of the Fund Investments faces financial or other difficulties. Legal disputes, involving any or all of the Fund, the Adviser or their affiliates, may arise from the Fund’s activities and Fund Investments and could have a material adverse effect on the Fund.

Prior results not indicative of future performance. The current performance or past performance of the Adviser’s or its affiliates’ other investment funds are not predictive of the Fund’s future performance. The Adviser expects to cause the Fund to acquire different investments than prior or other investment funds managed by the Adviser or its affiliates due to any existing or future restrictions on investing in private markets, current market conditions, differing terms and objectives, etc. As a result, the Fund may generate different returns than prior or other investment funds managed by the Adviser or its affiliates.

Investment Related Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

9. Investment Related Risks

This section discusses the types of investments that may be made, directly or indirectly, by the Fund and some of the risks associated with such investments. It is possible that the Fund will make an investment that is not described below, and any such investment will be subject to its own particular risks.

Failure to qualify as a RIC or satisfy distribution requirement. To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source-of-income and asset diversification requirements. See “Certain U.S. federal income tax considerations.”

●	The annual distribution requirement for a RIC will be satisfied if the Fund distributes to Shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the Investment Company Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

●	The source-of-income requirement will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources. Because the Fund invests in private equity funds which the Fund does not control, the Fund may have difficulty meeting the source-of-income requirement or may need to structure its investments in a manner that is less tax efficient in order to comply with the source-of-income requirement.

●	The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If the Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Difficulty meeting RIC distribution requirement.

For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds interests in partnerships, “passive foreign investment companies,” “controlled foreign corporations,” or certain debt obligations, the Fund may be required to include certain amounts in income without a corresponding receipt of cash representing such income is received by the Fund in the same taxable year. The rules relating to investment in passive foreign investment companies and controlled foreign corporations are designed to ensure that U.S. taxpayers are either, in effect, taxed currently (or on an accelerated basis with respect to corporate level events) or taxed at increased tax rates at distribution or disposition, which may require the Fund to recognize income where the Fund does not receive a corresponding payment in cash.

As a result of these investments, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities in order to raise the cash necessary to meet the annual distribution requirement to maintain the Fund’s qualification as a RIC under the Code. If the Fund has to sell investments for this purpose, it will generally seek to sell more liquid investments for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “Certain U.S. federal income tax considerations.”

Restrictions on raising capital and borrowing. As a result of the annual distribution requirement to qualify as a RIC under the Code, the Fund may need to periodically access the capital markets to raise cash to fund new investments of the Fund. The Fund may issue “senior securities,” as defined in the Investment Company Act (including borrowing money from banks or other financial institutions) only in amounts such that the Fund’s asset coverage, as defined in the Investment Company Act, equals at least 200% after such incurrence or issuance. Compliance with these requirements may unfavorably limit the Fund’s investment opportunities and reduce its ability in comparison to other companies to profit from favorable spreads between the rates at which it can borrow and the rates at which it can lend.

The Fund may borrow for investment purposes. If the value of the Fund’s assets declines, the Fund may be unable to satisfy the asset coverage test, which would prohibit the Fund from paying distributions and could prevent the Fund from qualifying as a RIC. If the Fund cannot satisfy the asset coverage test, the Fund may be required to sell a portion of its investments and, depending on the nature of the Fund’s debt financing, repay a portion of the Fund’s indebtedness at a time when such sales may be disadvantageous. In addition, any amounts that the Fund uses to service its indebtedness would not be available for distribution by the Fund to Shareholders.

Identification of investment opportunities and expenses. The success of the Fund depends on the availability and identification of suitable investment opportunities. The availability of investment opportunities will be subject to market conditions and other factors outside the control of the Fund. There can be no assurance that the Fund will be able to identify sufficient attractive investment opportunities to meet its investment objective.

Limited operating history of Fund Investments. Fund Investments may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such Fund Investment will be limited. Moreover, even to the extent a Fund Investment has a longer operating history, the past investment performance of any of the Fund Investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the issuer of the securities it receives or the Portfolio Fund Managers (as applicable) that is not, and cannot be, independently verified. Further, the results of other funds or accounts managed by the Adviser, which have or have had an investment objective similar to or different from that of the Fund may not be indicative of the results that the Fund achieves.

Unspecified investments; dependence on the Adviser. The Adviser has complete discretion to select the Fund Investments as opportunities arise. The Fund and, accordingly, Shareholders, must rely upon the ability of the Adviser to identify and implement Fund Investments consistent with the Fund’s investment objective. Shareholders will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser in respect of the Fund Investments. The Adviser has the authority and responsibility for asset allocation, the selection of Fund Investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Adviser to develop and implement investment strategies that achieve the investment objective of the Fund. Shareholders will have no right or power to participate in the management or control of the Fund or the Fund Investments, or the terms of any such investments. There can be no assurance that the Adviser will be able to select or implement successful strategies or achieve their respective investment objectives.

Secondary investments purchased at a negotiated discount. Secondary investments purchased at a discount will be marked up to the most recent NAV reported by the applicable third-party fund manager when the Fund next determines its NAV, resulting in an unrealized gain. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the third-party fund manager and the negotiated purchase price. Risks associated with the third-party fund manager’s reported valuations are included in “Special risks pertaining to investments in Portfolio Funds” in this Prospectus. To the extent any gains on the secondary investment, including the gains resulting from negotiated purchases at a discount, are realized, the tax impact to Shareholders is disclosed in “Certain U.S. federal income tax considerations” of this Prospectus.

Concentration of Investments. The Fund may not invest more than 25% of its total assets in securities of issuers in any one industry, except that the Fund invests more than 25% of its total assets in the infrastructure industry. In addition, the Fund also may focus its investments in other infrastructure-related sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The Adviser retains broad discretion to allocate the Fund’s investments across various sectors and industries. There are no limitations imposed by the Adviser as to the amount of Fund assets that may be invested (i) in any one geography, (ii) in any one Portfolio Fund, (iii) in Portfolio Funds managed by a particular Portfolio Fund Manager or its affiliates, (iv) in any issuer, except that the Fund may not invest 25% or more of the value of its total assets in the securities of issuers that the Adviser determines are engaged in a single industry or group of industries other than as described above. In addition, a Portfolio Fund’s investment portfolio may consist of a limited number of companies and may be concentrated in a particular industry area or group. Accordingly, the Fund’s investment portfolio may at times be significantly concentrated as to managers, geographies, industries and individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio. The Fund is, however, subject to the asset diversification requirements applicable to RICs. See “Certain U.S. federal income tax considerations.”

Infrastructure Assets. The Fund may invest directly or indirectly in Infrastructure Assets. Infrastructure Assets may be related to physical structures and networks that provide necessary services to society, such as transportation and communications networks, water and energy utilities, and public service facilities. Securities, instruments and obligations of infrastructure-related companies and projects are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies and projects also may be affected by or subject to (i) regulation by various government authorities, including rate regulation; (ii) service interruption due to environmental, operational or other mishaps; (iii) the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and (iv) general changes in market sentiment towards infrastructure and utilities assets.

Political and regulatory considerations and popular sentiments could also affect the ability of the Fund or the various companies, ventures and businesses the Fund is directly or indirectly invested in (“Portfolio Companies”), to buy or sell investments on favorable terms. Infrastructure assets can have a narrow customer base. Should any of the customers or counterparties fail to pay their contractual obligations, significant revenues could cease and become irreplaceable. This would affect the profitability of the infrastructure assets. Infrastructure projects are generally heavily dependent on the operator of the assets. There are a limited number of operators with the expertise necessary to successfully maintain and operate infrastructure projects. The insolvency of the lead contractor, a major subcontractor or a key equipment supplier could result in material delays, disruptions and costs that could significantly impair the financial viability of an infrastructure investment project and in turn the Fund’s investment therein. See “Special Risks Pertaining to infrastructure investments.”

Collateralized loan obligation (“CLO”) risk. CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. Investments in CLO securities may be riskier and less transparent than direct investments in the underlying loans and debt obligations. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Fund directly or indirectly invests. The tranches in a CLO vary substantially in their risk profile, and debt tranches are more senior than equity tranches. The senior tranches are relatively safer because they have first priority on the collateral in the event of default. As a result, the senior tranches of a CLO generally have a higher credit rating and offer lower coupon rates than the junior tranches, which offer higher coupon rates to compensate for their higher default risk.

The Fund may directly or indirectly invest in any level of a CLO’s subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). CLOs are typically highly levered and therefore, the junior debt and equity tranches that the Fund may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, the Fund or a Portfolio Fund will generally have the right to receive payments only from the CLOs, and will generally not have direct rights against the underlying borrowers or entities that sponsored the CLOs. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. Investments in CLOs may be subject to certain tax provisions that could result in the Fund incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affect cash flows.

Broadly syndicated loan (“BSL”) risk. The Fund may invest directly or indirectly in BSLs. BSLs are typically originated and structured by banks on behalf of large corporate borrowers. The proceeds of BSLs are often used for leveraged buyout transactions, mergers and acquisitions, recapitalizations, refinancings, and financing capital expenditures. BSLs are typically distributed by the arranging bank to a diverse group of investors primarily consisting of: CLOs; senior secured loan and high yield bond mutual funds; closed-end funds, hedge funds, banks, and insurance companies; and finance companies. A borrower must comply with various covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the broadly syndicated loan. Investments in BSLs may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation. Fluctuations in the market price of securities may affect the value of the BSL’s investments and may increase the risks inherent in such investments. The ability to sell the investments in the market may depend on demand, which may be impracticable or impossible in certain market environments. Despite diversification, high concentration may arise in certain markets. Problems may be encountered in the valuation or sale of certain investments, and in some cases, investments may have to be sold below their value. Some investments may involve assets which are exposed to high market, credit and liquidity risks (including the risk of insolvency or bankruptcy of the borrower). Investments may be leveraged at the level of the investment (e.g., by margin borrowing or otherwise). If the capital gains on the investments acquired with leverage are greater than the interest on the loans, the investment’s assets will increase faster than if no leverage had been used. In the event of price falls, this leverage is outweighed by a more rapid decline in the investment’s assets.

Expedited transactions. Investment analyses and decisions by the Adviser may be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Adviser at the time such decisions are made may be limited, and the Adviser may not have access to detailed information regarding a Fund Investment. Therefore, no assurance can be made that the Adviser will have knowledge of all circumstances that may adversely affect such Fund Investment.

Nature of portfolio companies. The Fund Investments will include direct and indirect investments in Portfolio Companies. This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund Investments may also include Portfolio Companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Defaulted debt securities and other securities of distressed companies. The Fund Investments may include low grade or unrated debt securities (“high yield” or “junk” bonds or leveraged loans) or investments in securities of distressed companies. Such investments involve substantial, highly significant risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.

Control positions. The Fund (in the case of direct investments) and the Portfolio Funds may take control positions in Portfolio Companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability characteristic of a corporation may be ignored, which would increase the Fund’s possibility of incurring losses.

Leverage. The Portfolio Fund Managers and (subject to applicable law) the Fund may employ leverage through borrowings or derivative instruments, and are likely to directly or indirectly acquire interests in companies with highly leveraged capital structures. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of the relevant portfolio or investment will decrease. Accordingly, any event that adversely affects the value of a Fund Investment will be magnified to the extent leverage is employed. The cumulative effect of the use of leverage by the Fund or the Portfolio Funds in a market that moves adversely to the relevant investments could result in substantial losses, exceeding those that would have been incurred if leverage had not been employed.

Current interest rate environment risk. The risks associated with changing interest rates are heightened under current market conditions, given that interest rates in the United States and many other countries have fluctuated in recent periods and may continue to change in the foreseeable future. To the extent the Fund or a Fund Investment borrows money to finance its investments, the Fund’s or a Fund Investment’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or a Fund Investment’s financial condition and results of operations. In addition, a decline in the prices of the debt the Fund or a Fund Investment owns could adversely affect the Fund’s net asset value. Changes in market interest rates could also affect the ability of operating companies in which the Fund or a Portfolio Fund invests to service debt, which could materially impact the Fund or a Portfolio Fund in which the Fund may invest, thus impacting the Fund.

Derivative instruments. Some or all of the Portfolio Fund Managers and (subject to applicable law) the Fund may use options, swaps, futures contracts, forward agreements, and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund or the Portfolio Fund Managers could present significant risks, including the risk of losses in excess of the amounts invested. See “Investment related risks-Hedging.”

Economic, political and legal risks. The Fund Investments include direct and indirect investments in a number of countries, including less developed countries, exposing investors to a range of potential economic, political, and legal risks, which could have an adverse effect on the Fund. These may include but are not limited to declines in economic growth, inflation, deflation, currency revaluation, nationalization, expropriation, confiscatory taxation, governmental restrictions, adverse regulation, social or political instability, negative diplomatic developments, military conflicts, the spread of infectious diseases (including epidemics and pandemics) or other public health issues and terrorist attacks. For instance, military conflict between Russia and Ukraine could result in geopolitical instability and adversely affect the global economy or specific markets. Strategic competition between the U.S. and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events, including natural disasters, climate-related events, pandemics or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets, as well as Fund Investments.

Prospective investors should note that the private equity markets in countries where Fund Investments are made may be significantly less developed than those in the United States. Certain investments may be subject to extensive regulation by national governments and/or political subdivisions thereof, which could prevent the Fund or the Portfolio Funds from making investments they otherwise would make, or cause them to incur substantial additional costs or delays that they otherwise would not suffer. Such countries may have different regulatory standards with respect to insider trading rules, restrictions on market manipulation, shareholder proxy requirements and/or disclosure of information. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors, including the Fund and the Portfolio Funds. In addition, accounting and auditing standards in many markets are different, and sometimes significantly different from those applicable in the United States or Europe. There may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with U.S. GAAP. Any such laws or regulations may change unpredictably based on political, economic, social and/or market developments.

SOFR risk. The Fund’s investments, interest payment obligations and financing terms may be based on floating rates, such as SOFR. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Currency risk. The Fund’s portfolio will include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund Investments are denominated against the U.S. Dollar may result in a decrease the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Eurozone risk. The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (“EU”) or the Eurozone create risks that could materially and adversely affect the Fund Investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

Market events risk. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or a Portfolio Fund’s ability to access depository accounts. In such cases, the Fund or a Portfolio Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund or a Portfolio Fund or other Fund Investment holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund or a Portfolio Fund or other Fund Investment may not recover such excess, uninsured amounts.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund Investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund Investment’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Fund Investment’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of a Portfolio Fund, has a commercial relationship with a bank that has failed or is otherwise distressed, the Portfolio Fund or its investments may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

The COVID-19 pandemic has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. On May 5, 2023, the World Health Organization declared the end of the global emergency status for COVID-19. The United States subsequently ended the federal COVID-19 public health emergency declaration effective May 11, 2023. Although vaccines for COVID-19 are widely available, it is unknown how long certain circumstances related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Fund’s or a Portfolio Fund’s performance. Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund’s or a Portfolio Fund’s performance.

Hedging. The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the Investment Company Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders. See “Investment related risks-Derivative instruments.”

Risks relating to accounting, auditing and financial reporting, etc. The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund Investments (both direct and indirect) may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. Although the Fund will be using U.S. GAAP, the assets, liabilities, profits and losses appearing in published financial statements of the Fund Investments may not reflect their financial position or operating results as they would be reflected under U.S. GAAP. Accordingly, the net asset value of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments.

Certain Fund Investments may be in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Portfolio Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Special Risks Pertaining to Infrastructure Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

10. Special Risks Pertaining to Infrastructure Investments

Risks associated with investments in infrastructure. Infrastructure Assets and other investments with similar characteristics will be subject to the risks incidental to the ownership, construction and operation of infrastructure assets, including risks associated with the general economic climate, geographic or market concentration, the ability of the Adviser and its affiliates to manage the investment, technical problems, financial failures of operating or construction, sub-contractors, government regulations, and fluctuations in interest rates. Since investments in infrastructure and similar assets, like many other types of long-term investments, have historically experienced significant fluctuations and cycles in value, specific market conditions may result in occasional or permanent reductions in the value of an investment.

In addition, general economic conditions in relevant jurisdictions, as well as conditions of domestic and international financial markets, may adversely affect operations of the investment. In particular, because of the long lead-time between the inception of a project and its completion, a well-conceived project may, as a result of changes in investor sentiment, the financial markets, economic, regulatory or other conditions prior to its completion, become an economically unattractive investment. With respect to investments in the form of real property (if any), the Fund will incur the burdens of ownership of real property, which include the paying of expenses and ad valorem and other real property taxes, maintaining such property and any improvements thereon, and ultimately disposing of such property.

Construction risk. There is a degree of risk associated with the construction of infrastructure assets, including the risk that a project will not be completed within budget, within the agreed timeframe and/or to the agreed specifications. A Portfolio Company may seek to mitigate the exposure by transferring some or all of such risks from the relevant Portfolio Company to the relevant construction contractors under the terms of the construction contract, including a requirement for payment of liquidated damages by the construction contractor. However, should any of the above risks materialize in relation to any Portfolio Company, they could have a material adverse effect on the value of the relevant investment which could, in turn, have a corresponding effect on the Fund’s financial position and/or its results.

Under certain circumstances, (for example, where a Portfolio Company itself causes the delay), the expected construction completion date may be extended under the contract, and the construction contractor will only be obliged to pay liquidated damages to the Portfolio Company for late completion if construction is not completed by that later date. Where a Portfolio Company, or a Portfolio Company and the construction contractor jointly, have contributed to a delay or a budget overrun, the liquidated damages provisions of the construction contract may not be enforceable.

A Portfolio Company may remain at risk if, following construction completion, as a result of site defects or contamination of the site that were not discovered or were caused by the construction contractor. There may be a limit to the liquidated damages available to the Portfolio Company from the construction contractor, particularly in the event of the construction contractor’s financial failure. Consequently, the Portfolio Company may not be able to recoup all damages/losses incurred as a result of a time delay or budget over-run.

Subcontractors. Infrastructure Assets may involve the subcontracting of design and construction activities in respect of projects. The subcontractors responsible for the construction of a project asset will normally retain liability in respect of design and construction defects following the construction of the asset, subject to liability caps and statutory limitations. The contractual arrangements made by a Portfolio Company or a third-party management company may not be as effective in passing on risks to its subcontractors as intended and this may result in unexpected costs or a reduction in expected revenues for the Portfolio Company and the Fund. Certain provisions in sub-contracts intended to pass risk could be ineffective. In addition to this financial liability, the construction subcontractors may also have an obligation to return to the site in order to carry out any remedial works required for a pre-agreed period. The Fund or a Portfolio Company may not normally have recourse to any third party for any defects which arise after the expiry of limitation periods. If a subcontractor to a third-party management company fails to perform the services which it has agreed to provide, a Portfolio Company may fail to meet the service standards it has agreed with certain counterparties and there may be a reduction in the actual income received that was anticipated by the Portfolio Company and/or claims by the counterparties against the Portfolio Company for damages. These reductions and/or claims are typically passed on to the relevant subcontractor, subject to any contractual liability caps. If there is a subcontractor service failure and the relevant subcontractor or its guarantors or insurers fail to meet their obligations in respect of the liabilities that have been passed on to them, then, to the extent the liability cannot be set off, the Portfolio Company will not be compensated for any reductions in payments and/or claims made by counterparties which they may suffer as a result of the subcontractor’s service failure. Ultimately such service failure could lead to termination of a project agreement.

In some instances, a single subcontractor may be responsible for providing services to various Infrastructure Assets. In such instances, the default or insolvency of such single subcontractor could adversely affect a number of the Infrastructure Assets. If there is a subcontractor service failure which is sufficiently serious to cause a Portfolio Company or third-party management company to terminate a subcontract, or an insolvency in respect of a subcontractor, or a counterparty requires a Portfolio Company to terminate a sub-contract in such event, there may be a loss of revenue during the time taken to find a replacement subcontractor and the replacement subcontractor may levy a surcharge to assume the subcontract or charge more to provide the services. There will also be costs associated with the re-tender process. These may not be recoverable from the defaulting subcontractor.

Development risk. Successful development of new or expansion projects may require the involvement of a broad and diverse group of stakeholders who will either directly influence or potentially be capable of influencing the nature and outcome of the project. Such characteristics may include, without limitation, political or local opposition, receipt of regulatory approvals or permits, site or land procurement, environment-related issues, construction risks and delays, labor disputes, counterparty non-performance, project feasibility assessment and dealings with and reliance on third-party consultants. When making an investment, value may be ascribed to potential development projects that do not achieve successful implementation, potentially resulting in lower than expected returns to the Fund.

Environmental risks. The operations of a Portfolio Company are subject to numerous statutes, rules and regulations relating to environmental protection. There is the possibility of existing or future environmental contamination, including soil and groundwater contamination, as a result of the spillage of hazardous materials or other pollutants.

Under various environmental statutes, rules and regulations of the appropriate jurisdiction, a current or previous owner or operator of real property may be liable for non-compliance with applicable environmental and health and safety requirements and for the costs of investigation, monitoring, removal or remediation of hazardous materials. These laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of hazardous materials. The presence of these hazardous materials on a property could also result in personal injury, property damage or similar claims by private parties.

Persons who arrange for the disposal or treatment of hazardous materials may also be liable for the costs of removal or remediation of those materials at the disposal or treatment facility, whether or not that facility is or ever was owned or operated by that person.

Any liability of a Portfolio Company resulting from non-compliance or other claims relating to environmental matters could have a material adverse effect on the value of such investments.

Asset maintenance costs risks. A Portfolio Company may be exposed to underlying lifecycle and asset maintenance costs associated with its investments. The cost of repairing or replacing damaged assets could be considerable. Repeated or prolonged interruption may result in a permanent loss of customers, substantial litigation or penalties or regulatory or contractual non-compliance. Moreover, any loss from such events may not be recoverable under relevant insurance policies.

During the period of ownership, certain assets (such as turbines and machinery) may need to be replaced or undergo a major refurbishment. The timing of such replacements or refurbishments is forecast based upon expert advice. However, shorter-than-anticipated asset lifespans, or costs or inflation that are higher than were forecast, may result in lifecycle costs exceeding anticipated amounts. Any cost implication, not otherwise passed down to sub-contractors, will generally be borne by the infrastructure company.

Rate regulation. Infrastructure assets may be subject to rate regulation by government agencies because of their unique position as the sole or predominant provider of services that are essential to the community. As a result, Portfolio Companies might be subject to unfavorable price regulation by government agencies, which could adversely affect the overall profitability of any particular infrastructure project subject to such rate regulation. Portfolio companies may be subject to rate regulation that determines or limits the prices it may charge, particularly if the Portfolio Company is the sole or predominant service provider in its service area or provides services that are essential to the community. In addition, Portfolio Companies may be subject to unfavorable price determinations that may be final with no right of appeal or that, despite a right of appeal, could result in its profits being negatively affected or investments not meeting initial return expectations.

Unforeseen events risk. The use of the infrastructure assets may be interrupted or otherwise affected by a variety of events outside a Portfolio Company’s or the Fund’s control, including serious traffic accidents, natural disasters (such as fire, floods, earthquakes and typhoons), man-made disasters (including terrorism), defective design and construction, slope failure, bridge and tunnel collapse, road subsidence, fuel prices, environmental legislation or regulation, general economic conditions, labor disputes and other unforeseen circumstances and incidents. Certain of these events have affected toll roads, bridges, tunnels and other infrastructure assets in the past, and if the use of the infrastructure assets operated by investments is interrupted in whole or in part for any period as a result of any such events, the revenues of such Investments could be reduced and the costs of maintenance or restoration as well as the overall public confidence in such infrastructure assets could be reduced. There can be no assurance that such investments’ insurance would cover liabilities resulting from claims relating to the design, construction, maintenance or operation of the toll roads, bridges, tunnels or other infrastructure assets, lost toll revenues or increased expenses resulting from such damage. In some cases, project agreements could be terminated if the events described above were so catastrophic that they could not be remedied within a reasonable period or at all.

Demand and usage risk. The revenue generated by infrastructure and infrastructure-related assets may be impacted by the demand of users or the number of users for the products or services provided by such assets (for example, traffic volume on a toll road). Any reduction in demand and/or the number of users may negatively impact the profitability of a Portfolio Company or Fund. Demand for infrastructure assets may be subject to seasonal variations leading to increased or reduced revenues and profitability at various times during the year, which could affect the short term returns to the Fund.

Although the Adviser and its affiliates may target assets with low demand, usage and throughput risk, residual demand, usage and throughput risk can affect the performance of investments. To the extent that the assumptions regarding the demand, usage and throughput of assets prove incorrect, returns to the Fund could be adversely affected.

Real estate infrastructure risks. Some of the Fund’s investments may be subject to the risks inherent in the ownership and operation of assets or business which derive a substantial amount of their value from real estate and real estate-related interests. These types of underlying interests are typically illiquid. Deterioration of real estate fundamentals may negatively impact the performance of such investments. Such changes in fundamentals could involve fluctuations as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in environmental and zoning laws, casualty or condemnation losses, environmental liability, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable, natural disasters, increase in interest rates and other factors that are beyond the control of the Adviser and its affiliates.

Additionally, the Adviser and its affiliates may acquire assets in jurisdictions where indigenous rights (e.g., with respect to tribes or other dispossessed people/ communities) to land exist. While the Adviser and its affiliates will generally conduct due diligence in such jurisdictions to determine the extent to which it may be affected by such rights, it may not be possible to mitigate against or remove a risk associated with indigenous claims. Additionally, any declaration of title in respect of government protected land on which infrastructure assets are located may negatively affect the operation of those businesses.

Termination of project agreements. Project agreements for infrastructure projects may be terminated in certain circumstances. The compensation to which portfolio companies and a Portfolio Company will be entitled on termination will depend on the reason for termination and the terms of the respective agreement. In some cases (e.g. termination for force majeure) the compensation payable may only cover the senior debt in the relevant Portfolio Company and may not include sufficient amounts to repay the investment in the Portfolio Company. In other cases (e.g. termination for Portfolio Company default), the amount of compensation payable may cover neither the full amount of senior debt nor the nominal value of the investment in the Portfolio Company (or the amount paid in the market for that investment). Typically, senior lenders will have security over compensation proceeds. In other circumstances, such as default by the relevant client, the compensation would be expected to cover senior debt and the original return on the investment but not necessarily the amounts paid for the acquisition of the investment by the Adviser and its affiliates. All of the foregoing scenarios may result in the loss of the Portfolio Company.

Bypass risk. Bypass risk arises where a change could occur in the way an infrastructure service or product is delivered, rendering it less attractive and allowing a competitor or user of such service or product to bypass it. If the investments are subject to bypass, they may lose revenues and cash flows may be adversely impacted. Further, if a change were to occur that made any infrastructure assets obsolete, such infrastructure assets would be likely to have very few, if any, alternative revenue generating uses.

Strategic assets risk. Investments in public infrastructure may be in assets that constitute significant strategic value to public and/or governmental bodies. The very nature of these assets could generate additional risks not common in other industry sectors. Given the national or regional profile and/or their irreplaceable nature, such strategic assets may constitute a higher risk target for terrorist acts or political actions. Given the essential nature of the services provided by public infrastructure assets, there is also a higher probability that the services provided by such assets will be in constant demand. Should an owner of such assets fail to make such services available, users of such services may incur significant damage and may, due to the characteristics of the strategic assets, be unable to replace the supply or mitigate any such damage, thereby heightening any potential loss from third party claims against a Portfolio Company for such failures.

Political and societal challenges. Infrastructure assets, businesses and projects often involve a significant impact on local communities and the surrounding environment. It is not uncommon for large-scale infrastructure projects to be particularly susceptible to political and societal challenges, which may, in turn, affect a project’s ability to receive, renew or maintain required permits or approvals and may result in increased compliance costs, the need for additional capital expenditures or a suspension of project operations. For example, proposals to site a particular infrastructure project, such as a bridge, airport or energy plant, or engage in activities relating to a project, such as drilling activities in a particular location, may be challenged by a number of parties, including non-governmental organizations and special interest groups based on alleged security concerns, disturbances to natural habitats for wildlife and adverse aesthetic impacts. Concerns can also arise regarding some of the techniques used in the extraction of natural resources relating to an infrastructure project, which may require governmental permits or approvals and which have recently been the subject of heightened environmental concerns and public opposition in some jurisdictions. Popular opposition can produce political pressure to cancel, suspend, limit or impose additional restrictions on operations. Such restriction or disruption may negatively impact the operation of portfolio companies and/or increase their capital expenditure. This may negatively impact returns of the Fund.

Expected return assumptions. The Fund may invest in assets based on certain assumptions about the return and risk profiles associated with the investment. The actual risk and return of investments may differ from those assumed by the Adviser and its affiliates and adversely affect the performance of the Fund. An infrastructure asset may not perform in accordance with expectations. The anticipated cost of improvements required to bring an acquired asset up to market established standards may exceed budgeted amounts. Infrastructure projects rely on large and detailed financial models that produce estimates or projections of investment cash flows. There is a risk that errors made in the assumptions or methodology used in a financial model may not equate to actual outcomes. In such circumstances, the returns generated by the Investment may be less than expected and there can be no assurance that the actual Investment cash flows will achieve the stated targeted return.

Documentation risks. Infrastructure Assets are usually governed by a complex series of legal documents and contracts. As a result, the risk of a dispute over the interpretation and enforceability of legal documents or contracts may be higher than for other equity investments. In addition, a Portfolio Company may be subject to claims by third parties (either public or private), including environmental claims, legal action arising out of acquisitions or dispositions, workers’ compensation claims and third-party losses related to disruption of the provision of infrastructure services by an infrastructure provider. Further, it is not uncommon for infrastructure assets to be exposed to legal action from special interest groups seeking to impede particular infrastructure projects to which they are opposed. If any of the Fund’s investments become involved in material or protracted litigation, the litigation expenses and the liability threatened or imposed could have a material adverse effect on the Fund.

Certain restrictions on ownership. Many jurisdictions restrict foreign investment in infrastructure assets. For example, in certain countries, Infrastructure Assets are predominantly made through certain approved and designated entities, which significantly limits investment opportunities. Similarly, current U.S. laws give the President of the United States authority to block acquisitions by foreign persons of U.S. entities if that acquisition threatens to impair national security. Such restrictions could limit the Fund’s ability to invest in some entities or impose burdensome notification requirements, operational restrictions or delays in pursuing and consummating transactions. These regulations may result in (i) new or extended governmental reviews (including the investment’s effect on applicable national and/or economic security) and/or governmental or regulatory approvals; (ii) new or extended notification periods prior to consummation of an investment; and (iii) additional restrictions and prohibitions on the ownership, management and operation of infrastructure assets or companies by foreign persons. As a result, the Adviser and its affiliates may incur significant delays and costs or be altogether prohibited from making a particular investment, all of which could adversely affect the Fund’s ability to meet its investment objectives. In addition, such restrictions may prevent syndication or sale of infrastructure assets to buyers. Further, political attention surrounding any potential transaction could increase governmental scrutiny. New laws in one country could encourage other countries to impose reciprocal regulations on foreign investment in certain assets in the name of national security, which could have a corresponding effect of limiting the Adviser and its affiliates’ ability to make investments in such countries.

Technical risks. Investments may be subject to operating and technical risks, including risk of mechanical breakdown, failure to perform according to design specifications, labor and other work interruptions, and other unanticipated events that adversely affect operations. While a Portfolio Company will seek to properly insure its investments, there can be no assurance that any or all such risk can be mitigated, or that relevant counterparties, if present, will perform their obligations. An operating failure may lead to loss of a license, concession or contract on which an investment may depend, and may cause reputational harm to the investment, the Fund or Portfolio Company.

The long-term profitability of an infrastructure project, once constructed, is partly dependent upon efficient operation and maintenance of the assets. Inefficient operations and maintenance and, in certain infrastructure sectors, latent defects in acquired infrastructure assets may adversely affect the financial returns of the Fund.

Labor relations. Certain investment entities may have unionized work forces or employees who are covered by a collective bargaining agreement, which could subject any such investment entity’s activities and labor relations matters to complex laws and regulations relating thereto. Moreover, an investment entity’s operations and profitability could suffer if it experiences labor relations problems. Upon the expiration of any investment entity’s collective bargaining agreements, it may be unable to negotiate new collective bargaining agreements on terms favorable to it, and its business operations at one or more of its facilities may be interrupted as a result of labor disputes or difficulties and delays in the process of renegotiating its collective bargaining agreements. A work stoppage at one or more of an investment entity’s facilities could have a material adverse effect on its business, results of operations and financial condition. Any such problems additionally may adversely affect the Fund’s ability to implement its investment objectives.

When services are transferred from the public to private sector there is the potential for labor action at the time of transfer and possible ongoing labor disputes. The transfer of services from the public to the private sector may require that existing negotiated labor agreements be observed. However, even where such agreements are adhered to, it is always possible that labor action may arise as a result of perceived changes in the relationship between the existing workforce and private ownership. Many infrastructure assets employ a unionized labor force. Risks associated with employment of personnel, including unionized labor, include labor strikes, reputational damage, labor disputes, work stoppages and other unanticipated events which may adversely affect operations.

Health and safety. Health and safety is a key risk area in the operation and maintenance of many infrastructure assets. Costs associated with the failure to protect the health and safety of workers in, and users of, infrastructure assets could adversely impact a Portfolio Company.

Special Risks Pertaining to Investments in Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

11. Special Risks Pertaining to Investments in Portfolio Funds

This section discusses certain risks related to the fact that the Fund invests in Portfolio Funds.

Investments in the Portfolio Funds generally; dependence on the Portfolio Fund Managers. Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. Certain risks related to the investment strategies and techniques utilized by the Portfolio Fund Managers are described under “Investment related risks” above. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. Although the Adviser will monitor the performance of each Portfolio Fund, unless otherwise provided in the transaction document in connection with the Fund’s investment, the relevant Portfolio Fund Manager will be responsible for operating the Portfolio Fund on a day-to-day basis and will generally have sole discretion in structuring, negotiation and purchasing, financing, monitoring and eventually divesting investments made by such Portfolio Fund. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. In this respect, the Fund will rely on the expertise and skill of the Portfolio Fund Managers and will generally have no ability to participate in the management and control of those funds. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Portfolio Funds not registered. The Fund is registered as an investment company under the Investment Company Act. The Investment Company Act is designed to afford various protections to investors in pooled investment vehicles. For example, the Investment Company Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the Investment Company Act. Many Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act. As an indirect investor in the Portfolio Funds managed by Portfolio Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

The Portfolio Funds generally are exempted from regulation under the Investment Company Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in Portfolio Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

In addition, the Portfolio Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund invests may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment company vehicles.

Portfolio Funds are generally non-diversified. While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.

Portfolio Funds’ securities are generally illiquid. The securities of the Portfolio Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Portfolio Funds are typically subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Portfolio Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Portfolio Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.

Portfolio Fund operations not transparent. The Adviser does not control the investments or operations of the Portfolio Funds. A Portfolio Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Portfolio Fund Managers may have a limited operating history and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser with respect to the Fund Investments will not be fraudulent, inaccurate or incomplete.

Valuation of the Fund’s interests in Portfolio Funds. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved the Adviser as the Valuation Designee, subject to the oversight of the Board. The Adviser may face conflicts of interest in overseeing the valuation of the Fund Investments, as the value of the Fund Investments will affect the Adviser’s compensation. Moreover, although the Adviser will periodically review Portfolio Fund Managers’ valuation methods and inputs, including at initial purchase, the Adviser will not generally have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

A Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error, and the Adviser may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Multiple levels of fees and expenses. The Fund and its Portfolio Funds including, subject to applicable law, any Partners Group vehicles in which the Fund may invest which may charge their own level of fees and expenses will each incur and/or impose management and/or administrative fees, costs, expenses. Shareholders will be required to bear their proportionate share of such fees, costs and expenses. Such fees and expenses are expected to materially reduce the actual returns to the Shareholders and will result in greater expense than if the Shareholders were to invest directly in those Portfolio Funds and/or Partners Group vehicles in their portfolios. Fees and expenses of the Fund and the Portfolio Funds in which the Fund invests (including, subject to applicable law, any Partners Group vehicles in which the Fund invests) will generally be paid regardless of whether the Fund or the Portfolio Funds produce positive investment returns. Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability to vote. To the extent that the Fund owns less than 5% of the voting securities of each Portfolio Fund, it may be able to avoid that any such Portfolio Fund is deemed an “affiliated person” of the Fund for purposes of the Investment Company Act (which designation could, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Portfolio Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Portfolio Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Fund’s investors, including matters which may be adverse to the Fund’s interests.

There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Fund. If the Fund is considered to be affiliated with a Portfolio Fund, transactions between the Fund and such Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Consortium or offsetting investments. The Portfolio Fund Managers may invest in consortia, which could result in increased concentration risk where multiple Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In other situations, Portfolio Funds may hold economically offsetting positions. To the extent that the Portfolio Fund Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Portfolio Fund Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Portfolio Fund Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset values may have decreased during such period. Furthermore, it is possible that from time to time, various Portfolio Fund Managers selected by the Adviser may be competing with each other for investments in one or more markets.

Limitations on ability to invest in Portfolio Funds. Certain Portfolio Fund Managers’ investment approaches can accommodate only a certain amount of capital. Portfolio Fund Managers typically endeavor not to undertake to manage more capital than such Portfolio Fund Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Portfolio Fund Manager has the right to refuse to manage some or all of the Fund’s assets that the Adviser may wish to allocate to such Portfolio Fund Manager. Further, continued sales of Shares would dilute the indirect participation of existing Shareholders with such Portfolio Fund Manager.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objective.

Indemnification of Portfolio Funds and Portfolio Fund Managers. The Fund may agree to indemnify certain of the Portfolio Funds and the Portfolio Fund Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Termination of the Fund’s interest in a Portfolio Fund. A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Risks Specific to Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

12. Risks Specific to Secondary Investments

General risks of secondary investments. The overall performance of the Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a Portfolio Fund interest as a secondary investment, the Fund will generally not have the ability to modify or amend such Portfolio Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Contingent liabilities associated with secondary investments. Where the Fund acquires a Portfolio Fund interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Portfolio Fund and, subsequently, that Portfolio Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Portfolio Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Portfolio Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

Risks relating to secondary investments involving syndicates. The Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member and (iv) execution risk.

Risks relating to continuation funds and stapled secondary transactions. The Fund may invest in continuation funds which are Portfolio Funds acquiring one or more assets from an existing vehicle with the same general partner being on both sides of the transaction. Although safeguards are typically established to ensure that the purchase price of the asset(s) being sold is fair and reasonable (such as third-party valuations, advisory committee approvals or fairness opinions), the acquisition of secondary market interests may present additional risks such as difficulty of valuing the relevant asset(s) being sold. Any inaccurate valuation may diminish the potential return of the involved Portfolio Funds. The Fund may also make stapled primary investments which are transactions whereby a general partner leads the sale of interests in an existing Portfolio Fund to a buyer concurrently with a primary capital commitment by the buyer to a new Portfolio Fund raised by the same general partner. Conflicts of interests may arise in relation to stapled primaries as there can be a tension between (i) a general partner’s fiduciary duties owed to investors in the existing Portfolio Fund to maximize value through the sale of interests in the existing Portfolio Fund to a buyer, and (ii) the general partner’s desire to obtain capital from the buyer for an investment in the new Portfolio Fund.

There can be no assurance that the resolution of any inherent conflict resulting from a continuation fund transaction or a stapled primary transaction will result in circumstances that favor the Fund.

Limits of Risk Disclosure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

13. Limits of Risk Disclosure

The above discussions and the discussions in the SAI relating to various risks associated with the Fund, Fund Investments, and Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus, the SAI, and the LLC Agreement and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund or any Portfolio Fund will be successful, that the various Portfolio Funds or Fund Investments selected will produce positive returns or that the Fund will achieve its investment objective.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1114 Avenue of the Americas
Entity Address, Address Line Two	37th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
Contact Personnel Name	Robert Collins
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.37%	[3]
Interest Expenses on Borrowings [Percent]	0.17%	[4]
Distribution/Servicing Fees [Percent]	0.85%	[5]
Incentive Fees [Percent]	2.14%	[6]
Acquired Fund Fees and Expenses [Percent]	1.20%	[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.11%	[8]
Total Annual Expenses [Percent]	6.84%	[9],[10],[11]
Waivers and Reimbursements of Fees [Percent]	0.00%	[10]
Net Expense over Assets [Percent]	6.84%	[11]
Expense Example, Year 01	$ 100
Expense Example, Years 1 to 3	228
Expense Example, Years 1 to 5	350
Expense Example, Years 1 to 10	$ 637
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares] | shares	2,357,225.72
Class S [Member]
Fee Table [Abstract]
Sales Load [Percent]	1.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.37%	[3]
Interest Expenses on Borrowings [Percent]	0.19%	[4]
Distribution/Servicing Fees [Percent]	0.25%	[5]
Incentive Fees [Percent]	2.14%	[6]
Acquired Fund Fees and Expenses [Percent]	1.20%	[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.12%	[8]
Total Annual Expenses [Percent]	6.27%	[9],[10],[11]
Waivers and Reimbursements of Fees [Percent]	0.70%	[10]
Net Expense over Assets [Percent]	5.57%	[11]
Expense Example, Year 01	$ 70
Expense Example, Years 1 to 3	178
Expense Example, Years 1 to 5	285
Expense Example, Years 1 to 10	$ 548
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares] | shares	2,351,188.62
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.37%	[3]
Interest Expenses on Borrowings [Percent]	0.17%	[4]
Distribution/Servicing Fees [Percent]	0.00%	[5]
Incentive Fees [Percent]	2.14%	[6]
Acquired Fund Fees and Expenses [Percent]	1.20%	[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.08%	[8]
Total Annual Expenses [Percent]	5.96%	[9],[10],[11]
Waivers and Reimbursements of Fees [Percent]	0.28%	[10]
Net Expense over Assets [Percent]	5.68%	[11]
Expense Example, Year 01	$ 57
Expense Example, Years 1 to 3	113
Expense Example, Years 1 to 5	173
Expense Example, Years 1 to 10	$ 333
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares] | shares	140,802,625.97
Class M [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.37%	[3]
Interest Expenses on Borrowings [Percent]	0.09%	[4]
Distribution/Servicing Fees [Percent]	0.00%	[5]
Incentive Fees [Percent]	2.14%	[6]
Acquired Fund Fees and Expenses [Percent]	1.20%	[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.00%	[8]
Total Annual Expenses [Percent]	6.80%	[9],[10],[11]
Waivers and Reimbursements of Fees [Percent]	0.00%	[10]
Net Expense over Assets [Percent]	6.80%	[11]
Expense Example, Year 01	$ 68
Expense Example, Years 1 to 3	124
Expense Example, Years 1 to 5	184
Expense Example, Years 1 to 10	$ 345
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares] | shares	615,952.41

[1]	Subscriptions for Class A Shares and Class S Shares are sold subject to a Sales Load of up to 3.50% and 1.50%, respectively, of the subscription amount. The Sales Load payable by each investor depends upon the amount invested by such investor in Class A Shares or Class S Shares. No Sales Load may be charged without the consent of the Distributor. See “Sales Load.”
[2]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in - first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. In addition, under certain circumstances the Board may offer to repurchase Shares at a discount to their prevailing net asset value. See “Repurchases of Shares.”
[3]	The Fund pays an Investment Management Fee equal to 1.25% on an annualized basis of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. For purposes of determining the Investment Management Fee payable to the Adviser for any month, the net asset value will be calculated prior to any reduction for any fees and expenses of the Fund for that month, including, without limitation, the Investment Management Fee payable to the Adviser for that month. See “Investment Management Fee” for additional information.
[4]	“Fees and Interest Payments on Borrowed Funds” are based on estimated amounts for the current fiscal year.
[5]	The Fund may pay a Distribution and/or Service Fee of up to 0.85% with respect to Class A Shares and 0.25% with respect to Class S Shares on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares or Class S Shares, as applicable, to the Fund’s Distributor or other qualified recipients. Payment of the Distribution and/or Service Fee is governed by the Fund’s Distribution and/or Service Plan, which, pursuant to the conditions of an exemptive order issued by the SEC, has been adopted by the Fund with respect to Class A Shares and Class S Shares in compliance with Rule 12b-1 under the Investment Company Act. Class I Shares and Class M Shares are not subject to the Distribution and/or Service Fee. See “Distribution Plan.”
[6]	At the end of each calendar quarter of the Fund (and at certain other times), the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee equal to 15% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). “Incentive Fee” is based on the estimated performance of the Fund. See “Incentive Fee” for more additional information.
[7]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year. Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in Portfolio Funds. Generally, asset-based fees payable in connection with Fund Investments will range from 0.5% to 1.50% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations may range from 10% to 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. Historically, a substantial majority of the direct investments made by the Adviser and its affiliates on behalf of their clients have been made without any “acquired fees” (i.e., free of the management fees and performance/incentive fees or allocations that are typically charged by Portfolio Fund Managers). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. Figure reflects the annualized “Acquired Fund Fees and Expenses” as of January 1, 2024, through December 31, 2024.
[8]	“Other Expenses” are based on estimated amounts for the current fiscal year. “Other Expenses” include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and Custodian.
[9]	The Adviser has entered into a fee waiver agreement with the Fund, effective July 1, 2025 through December 31, 2026, whereby any Investment Management Fee under the Investment Management Agreement payable by the Fund to the Adviser shall be waived or reduced by 0.25% per annum (“Fee Waiver Agreement”).
[10]	The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, extraordinary expenses, the Incentive Fee and any acquired fund fees and expenses) do not exceed 3.15% on an annualized basis with respect to the Class A Shares, 2.55% on an annualized basis with respect to Class S Shares and 2.30% on an annualized basis with respect to the Class I Shares and Class M Shares (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the Expense Limit in effect at the time of the waiver or (b) the Expense Limit in effect at the time of recoupment. The Expense Limitation and Reimbursement Agreement is expected to continue for at least one year from the effective date of this Prospectus, and the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year periods thereafter. The Expense Limitation and Reimbursement Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party.
[11]	Total Annual Expenses and Net Annual Expenses will differ from the ratios of expenses to average net assets shown in the financial statements included in the Fund’s annual report, which will not reflect (i) the portion of Acquired Fund Fees and Expenses that represent costs incurred at the Portfolio Fund level, as required to be disclosed in the above table; and (ii) the current expenses of the Fund.